================================================================================
                                MID-YEAR REPORT





--------------------------------------------------------------------------------
                                    SELIGMAN
                                   MUNICIPAL
                                      FUND
                                  SERIES, INC.
--------------------------------------------------------------------------------





                                 MARCH 31, 1997








                                     [LOGO]

--------------------------------------------------------------------------------
                                Providing Income
                          Free From Regular Income Tax
                                   Since 1983








                                     [LOGO]

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fees, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                       TEA3 3/97

================================================================================
TO THE SHAREHOLDERS
================================================================================

The possibility that the Federal Reserve Board would increase the federal funds rate caused an upward trend in yields, reducing the prices of municipal securities in the first quarter of 1997. As a result, Seligman Municipal Fund Series' net asset values declined slightly. However, Seligman Municipal Fund Series continued to provide monthly income free from regular income tax to its Shareholders during the period. The Fund's investment results begin on page 2.

   During the last six months, the economy continued its expansion without provoking a significant increase in inflationary pressures. Nonetheless, on March 25, the Fed increased the fed funds rate -- the interest rate charged for interbank loans -- from 5.25% to 5.50%, due to concerns that strong consumer demand could be enough to fuel higher levels of inflation in the near future.

   The near-term result of the Fed's action has been an increase in the yields of fixed-income securities, regardless of maturities. The Bond Buyer 20-Bond General Obligation Index, a benchmark for the municipal market, moved slightly higher over the course of the period, from 5.76% on September 30, 1996, to 5.81% on March 31, 1997.

   The current uncertainty about the direction of the economy has caused bearish sentiment in the municipal bond market, and market participants remain alert for any signs of a resurgence in inflation, which could prompt another Fed move. Nevertheless, municipal securities continue to outperform other fixed-income investments.

   The financial markets may remain unsettled in the short term until the effect of the Fed's action on the economy becomes clearer. However, economic fundamentals remain encouraging, and we believe that the municipal bond market will stabilize over time, while continuing to provide investors with attractive taxable-equivalent yields.

   On a final note, we have regretfully accepted Fred E. Brown's decision to formally retire from your Fund's Board of Directors. Mr. Brown has been elected Director Emeritus of the Board, and Seligman Municipal Fund Series will still be able to benefit from his invaluable advice and counsel. Mr. Brown, who was Chairman and CEO of J. & W. Seligman & Co. from 1965 to 1988, and Chairman of the Board of your Fund from 1984 to 1988, has served with unparalleled dedication for nearly 60 years.

   A discussion with your Portfolio Manager, portfolio holdings, and financial statements follow this letter.

   We thank you for your continued interest in Seligman Municipal Fund Series, and look forward to serving your investment needs in the many years to come.

By order of the Board of Directors,


/s/ William C. Morris
---------------------
William C. Morris
Chairman



                                                               /s/ Brian T. Zino
                                                               -----------------
                                                                   Brian T. Zino
                                                                       President

May 2, 1997

====================================================================================================================================
SELIGMAN MUNICIPAL FUND SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT RESULTS March 31, 1997

                                          ------------------------------------------------------------------------------------------
                                                   NATIONAL      COLORADO       GEORGIA      LOUISIANA     MARYLAND    MASSACHUSETTS
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (in millions)
Class A                                               $95.0         $49.2         $48.4          $55.2        $52.5          $103.4
Class D                                                 2.0           0.2           2.3            0.4          1.9             1.5
------------------------------------------------------------------------------------------------------------------------------------
YIELD*
Class A                                                4.70%         4.17%         4.56%          4.57%        4.53%           4.64%
Class D                                                3.99          3.47          3.87           3.88         3.83            3.96
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS**
Class A                                              $0.197        $0.184        $0.191         $0.207       $0.199          $0.201
Class D                                               0.161         0.151         0.156          0.170        0.163           0.165
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL GAIN DISTRIBUTIONS**                             --            --        $0.028         $0.108       $0.042          $0.077
------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL
  RETURN
Class A
 One Year
  With sales charge(1)                                 0.06%       (0.43)%         0.14%          0.05%       (0.24)%          0.12%
  Without sales charge(2)                              5.03         4.49           5.16           5.08         4.79            5.14
 Five Years
  With sales charge(1)                                 5.49         4.97           5.73           5.47         5.53            5.56
  Without sales charge(2)                              6.52         6.01           6.77           6.51         6.55            6.59
 Ten Years or since inception                                                   6/15/87
  With sales charge(1)                                 6.24         5.83           6.96           6.50         6.29            6.27
  Without sales charge(2)                              6.75         6.35           7.50           7.03         6.81            6.79
Class D
 One Year
  With CDSL(1)                                         3.20         2.55           3.36           3.16         2.85            3.20
  Without CDSL(2)                                      4.20         3.54           4.35           4.14         3.84            4.19
 Since inception February 1, 1994(2)                   2.01         2.07           2.82           2.89         2.79            2.78
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A                                               $7.63        $7.24          $7.77          $8.02        $7.86           $7.70
Class D                                                7.63         7.23           7.79           8.02         7.87            7.70
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE
  PER SHARE
Class A                                               $8.01        $7.60          $8.16          $8.42        $8.25           $8.08
Class D                                                7.63         7.23           7.79           8.02         7.87            7.70
------------------------------------------------------------------------------------------------------------------------------------
MOODY'S/S&P RATINGS+
Aaa/AAA                                                  24%          49%            36%            79%          35%             43%
Aa/AA                                                    46           36             35             13           39              25
A/A                                                      23           10             23              6           24              25
Baa/BBB                                                   4            4              6              2            2               4
Non-rated                                                 3            1             --             --           --               3
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS BY MARKET SECTOR+
Revenue Bonds                                            82%          77%            65%            81%          77%             84%
General Obligation Bonds                                 18           23             35             19           23              16
------------------------------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY
(Years)                                                26.8         18.3           19.9           20.1         22.1            21.1
-----------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------



                                    ------------------------------------------------------------------------------------------------
                                       MICHIGAN     MINNESOTA      MISSOURI     NEW YORK          OHIO     OREGON     SOUTH CAROLINA
                                    ------------------------------------------------------------------------------------------------
NET ASSETS (in millions)
Class A                                  $141.4        $123.2         $ 52.2       $79.6        $153.5    $  54.2            $101.3
Class D                                     1.5           1.8            0.4         1.2           1.0        1.4               3.2
------------------------------------------------------------------------------------------------------------------------------------
YIELD*
Class A                                    4.69%         3.96%          4.28%       4.73%         4.56%      4.48%             4.61%
Class D                                    4.01          3.24           3.58        4.04          3.87       3.80              3.92
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS**
Class A                                  $0.219        $0.201         $0.189      $0.204        $0.210     $0.188            $0.203
Class D                                   0.181         0.166          0.154       0.168         0.175      0.153             0.167
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL GAIN DISTRIBUTIONS**             $0.091        --             $0.084      $0.021        $0.070     $0.041            $0.125
------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL
  RETURN
Class A
 One Year
  With sales charge(1)                     0.04%        (0.32)%        0.01%        0.15%         0.02%       0.19%            0.15%
  Without sales charge(2)                  5.03          4.61          4.99         5.09          5.00        5.19             5.16
 Five Years
  With sales charge(1)                     5.69          5.26          5.11         5.92          5.41        5.14             5.38
  Without sales charge(2)                  6.73          6.30          6.14         6.95          6.44        6.17             6.42
 Ten Years or since inception                                                                                               6/30/87
  With sales charge(1)                     6.59          5.95          6.23         6.35          6.47        6.08             6.98
  Without sales charge(2)                  7.11          6.47          6.74         6.86          6.99        6.60             7.52
Class D
 One Year
  With CDSL(1)                             3.24          2.68          2.95         3.13          3.07        3.26             3.37
  Without CDSL(2)                          4.22          3.67          3.93         4.13          4.06        4.25             4.35
 Since inception February 1, 1994(2)       2.78          2.40          2.46         2.65          2.75        2.70             2.71
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A                                   $8.29         $7.62         $7.54        $7.88         $7.94       $7.57           $7.86
Class D                                    8.29          7.62          7.54         7.89          7.98        7.56            7.86
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE
  PER SHARE
Class A                                   $8.70         $8.00         $7.92        $8.27         $8.34       $7.95           $8.25
Class D                                    8.29          7.62          7.54         7.89          7.98        7.56            7.86
------------------------------------------------------------------------------------------------------------------------------------
MOODY'S/S&P RATINGS+
Aaa/AAA                                      52%           40%           48%          47%           71%         39%             65%
Aa/AA                                        20            38            35            9            16          28              12
A/A                                          24            19            17           22             7          23              22
Baa/BBB                                      --            --           --            22             3          10               1
Non-rated                                     4             3           --           --              3          --              --
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS BY MARKET SECTOR+
Revenue Bonds                                81%           46%           84%          95%           76%         71%             89%
General Obligation Bonds                     19            54            16            5            24          29              11
------------------------------------------------------------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY
(Years)                                    21.5          16.7          18.5         26.1          19.5        19.4            19.6
------------------------------------------------------------------------------------------------------------------------------------


The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on differences in sales charges and fees paid by shareholders.
* Current yield represents the annualized yield for the 30-day period ended March 31, 1997.
** Represents per share amount paid or declared with respect to Class A and
   Class D shares during the six months ended March 31, 1997.
(1)Represents the average compound rate of return per year over the specified period, and reflects changes in price and assumes all distributions within the period are invested in additional shares; also reflects the effect of the 4.75% maximum initial sales charge or contingent deferred sales load ("CDSL") of 1%, if applicable. No adjustment was made to Class A shares' performance for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of each Series.
(2)Represents the rate of return as above, but does not reflect the effect of the 4.75% maximum initial sales charge or 1% CDSL.
+  Percentages based on current market values of long-term holdings.
Note: The yields have been computed in accordance with current SEC regulations and will vary, and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. National Series' income and a small portion of each State Series' income may be subject to applicable state and local taxes and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.

================================================================================
INTERVIEW WITH YOUR PORTFOLIO MANAGER, THOMAS G. MOLES
--------------------------------------------------------------------------------


--------------------------------






              [PHOTO]





--------------------------------

Seligman Municipals Team:(from left) Audrey Kuchtyak, Theresa Barion, Debra McGuinness, (seated) Eileen Comerford, Thomas G. Moles (Portfolio Manager)




WHAT ECONOMIC AND MARKET FACTORS AFFECTED SELIGMAN MUNICIPAL FUND SERIES IN THE PAST SIX MONTHS?
"For most of 1996 and up to the present, the municipal bond market has outperformed other fixed-income markets, due largely to an imbalance in supply and demand. Heavy bond calls and redemptions resulted in a decrease in the outstanding municipal bond supply, while positive municipal fundamentals led to a modest improvement in investor demand. During the month of March, however, long-term municipal yields began to rise due to an increase in economic growth and the Federal Reserve Board's resulting attempt to contain it by raising the federal funds rate. Overall, the higher-yield environment caused a modest decline in Seligman Municipal Fund Series' net asset values in the first quarter of 1997. Nonetheless, the continued health of the US economy helped improve the financial status of many municipal issuers in the last six months, including issues held by the Fund. If the economy remains on track, this trend could continue."

WHAT WAS YOUR INVESTMENT  STRATEGY?
"During the past six months, our outlook for the municipal market remained positive. Investment strategy was based on the assumption that long-term yields would continue to fluctuate within a narrow range. In this environment, Seligman Municipal Fund Series' performance was primarily due to coupon income rather than price appreciation. Therefore, portfolio purchases were concentrated in current coupon bonds, in an effort to maximize coupon returns in the expected absence of price appreciation.

     "We believe that the rise in yields seen in March will be short-lived, and we view the current market environment as a buying opportunity. We have been committing cash, where appropriate, to the purchase of longer-term, quality municipal bonds. While rising interest rates generally have a negative impact on municipal bond prices and on Seligman Municipal Fund Series' performance, opportunities to enhance returns exist in all markets. Through active professional management, we are able to identify undervalued or improving situations that can benefit the portfolios, regardless of the direction of interest rates."

WHAT IS YOUR OUTLOOK?
"The fixed-income markets may remain unsettled in the near term until investors become satisfied that the fed has achieved its objectives. Ultimately, we anticipate that confidence in the market will be restored, and that long-term municipal yields will settle back into a narrow trading range. Additionally, new issue volume in the municipal market is not expected to vary significantly from last year, and this predictable supply of bonds should add stability to the marketplace. We are confident that seligman municipal fund series will continue to play an important role in helping investors meet their long-term financial goals."

====================================================================================================================================
PORTFOLIOS OF INVESTMENTS                                                                                             March 31, 1997
____________________________________________________________________________________________________________________________________

                                                     NATIONAL SERIES
                       FACE                                                                         RATINGS             MARKET
       STATE          AMOUNT                        MUNICIPAL BONDS                               MOODY'S/S&P+          VALUE
      --------      -----------                  ---------------------                         -----------------    -------------
ALASKA-- 4.7%       $5,000,000  Valdez Marine Terminal Rev. (BP Pipeline Inc. Project),
                                  5 1/2% due 10/1/2028 .........................................      Aa2/AA       $   4,595,300

ARIZONA-- 2.8%       3,000,000  Phoenix Civic Improvement Corporation (New City Hall Project),
                                  5.10% due 7/1/2028 ..........................................       Aa/AA+           2,674,650

CALIFORNIA -- 2.7%   2,500,000  San Joaquin Hills Transportation Corridor Agency Rev.
                                  (Orange County Senior Lien Toll Road), 6 3/4% due 1/1/2032 ...      NR/NR            2,600,425

FLORIDA-- 4.8%       2,750,000  Jacksonville Electric Authority (Electric System Rev.),
                                  5 1/4% due 10/1/2028 ........................................       Aa1/AA           2,477,502
                     2,500,000  Jacksonville Health Facilities Authority Hospital Rev.
                                  (Daughters of Charity National Health System -- St. Vincent's
                                  Medical Center Inc.), 5% due 11/15/2015 .....................       Aa2/AA           2,219,175

ILLINOIS-- 9.9%      1,000,000  Illinois Health Facilities Authority Rev. (Northwestern
                                   Memorial Hospital), 6.10% due 8/15/2014 ....................       Aa2/AA           1,019,200
                     1,250,000  Illinois Health Facilities Authority Rev. (Edward Hospital
                                  Project), 6% due 2/15/2019 ..................................       A2/A             1,215,800
                     2,500,000  Illinois Health Facilities Authority Rev. (Northwestern
                                  Memorial Hospital), 6% due 8/15/2024 ........................       Aa2/AA           2,505,125
                     5,000,000  Regional Transportation Authority GOs  (Cook, DuPage, Kane,
                                  Lake, McHenry, and Will Counties), 5.85% due 6/1/2023 .......       Aaa/AAA          4,881,800

KENTUCKY -- 2.1%     1,880,000  Trimble County Pollution Control Rev. (Louisville
                                  Gas & Electric Co. Project), 7 5/8% due 11/1/2020* ...........       Aa2/AA           2,051,682

MASSA-               2,000,000  Massachusetts Health & Education Facilities Authority Rev.
 CHUSETTS-- 2.2%                  (Amherst College), 6.80% due 11/1/2021.......................       Aa1/AA+          2,141,880

MICHIGAN-- 2.4%      2,250,000  Michigan State Strategic Fund Pollution Control Rev.
                                  (General Motors Corp.), 6.20% due 9/1/2020 ..................       A3/A-            2,275,133

MISSOURI-- 5.1%      5,000,000  St. Louis Industrial Development Authority Pollution
                                  Control Rev. (Anheuser-Busch Companies, Inc. Project),
                                  5 7/8% due 11/1/2026* ........................................      A1/AA-           4,961,550

NEW YORK-- 7.0%      3,410,000  New York City GOs, 7 1/4% due 8/15/2024.........................      Baa1/BBB+        3,637,447
                        90,000  New York City GOs, 7 1/4% due 8/15/2024                               Aaa/BBB+            99,006
                     3,000,000  United Nations Development Corp. Rev., 6 1/4% due 7/1/2026......      A/NR             3,030,420

SOUTH                2,000,000  Oconee County Pollution Control Rev. (Duke Power Company
 CAROLINA-- 2.2%                  Project), 7 1/2% due 2/1/2017.................................      Aa2/AA-          2,146,300

SOUTH                6,000,000  South Dakota Housing Development Authority Rev.
 DAKOTA-- 6.1%                    (Homeownership Mortgage), 6.15% due 5/1/2026*................       Aa1/AAA          5,911,740

TEXAS-- 19.9%        3,700,000  Harris County Health Facilities Development Corp. Hospital Rev.
                                  (St. Luke's Episcopal Hospital Project), 6 3/4% due 2/15/2021       Aa3/AA           3,928,327
                     2,000,000  Harris County Health Facilities Development Corp. SCH Health
                                  Care System Rev. (Sisters of Charity of the Incarnate Word),
                                  7.10% due 7/1/2021...........................................       Aa3/AA           2,209,560
_______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.




====================================================================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
____________________________________________________________________________________________________________________________________

                                               NATIONAL SERIES (continued)
                       FACE                                                                         RATINGS             MARKET
       STATE          AMOUNT                        MUNICIPAL BONDS                               MOODY'S/S&P+          VALUE
      --------      -----------                  ---------------------                         -----------------    -------------
TEXAS (continued)   $2,000,000  Harris County Health Facilities Development Corp. SCH Health
                                  Care System Rev. (Sisters of Charity of the Incarnate Word),
                                  5 3/4% due 7/1/2027 ..........................................      Aa3/AA       $   1,916,960

                     5,000,000  Potter County Industrial Development Corp. Pollution
                                  Control Rev. (Southwestern Public Service Company Project),
                                  5 3/4% due 9/1/2016 ..........................................      Aaa/AAA          4,947,850

                     2,000,000  Texas State Turnpike Authority Rev. (Dallas North Thruway --
                                  Addison Airport Toll Tunnel Project), 6 3/4% due 1/1/2015 ....      Aaa/AAA          2,179,420

                     2,605,000  Texas Veterans' Housing Assistance GOs, 6.80% due 12/1/2023*....      Aa/AA            2,697,685

                     1,340,000  Travis County Housing Finance Corporation (Single Family
                                  Mortgage Rev.), 6.95% due 10/1/2027 ..........................      NR/AAA           1,369,909

VIRGINIA-- 5.1%      5,000,000  Fairfax County Industrial Development Authority Health Care
                                  Rev. (Inova Health System Project), 6% due 8/15/2026..........      Aa2/AA           4,972,250

WASH-                4,325,000  King County GOs, 6 1/8%  due 1/1/2033...........................      Aaa/AAA          4,353,329
 INGTON-- 9.9%       5,520,000  Seattle Water System Rev., 5 5/8%  due 8/1/2026.................      Aaa/AAA          5,286,725


WISCONSIN -- 6.1%    6,000,000  LaCrosse Resource Recovery Rev. (Northern States Power
                                  Company Project), 6% due 11/1/2021* ..........................      A2/AA-          5,951,640

WYOMING-- 4.1%       4,000,000  Sweetwater County Pollution Control Rev. (Idaho Power
                                  Company Project), 6.05% due 7/15/2026 ........................      A3/A            3,956,240
                                                                                                                    -----------
Total Municipal Bonds (Cost $93,554,991)-- 97.1%................................................                     94,214,030
                                                                                                                    -----------

                                              VARIABLE RATE DEMAND NOTES
                                              --------------------------
NEW YORK-- 3.5%        200,000    New York City GOs due 8/15/2021...............................      VMIG-1/A-1+       200,000

                     2,000,000  New York State Energy Research & Development
                                  Authority Pollution Control Rev. due 12/1/2023 ................       NR/A-1+         2,000,000

                     1,200,000  New York State Energy Research & Development
                                  Authority Pollution Contro Rev. due 7/1/2027 ................       NR/A-1+         1,200,000

NORTH                4,600,000  Person County Industrial Facilities & Pollution
  CAROLINA-- 4.8%                 Control Financing Authority Rev. due 11/1/2016................       P-1/NR          4,600,000
                                                                                                                    -----------
Total Variable Rate Demand Notes (Cost $8,000,000)-- 8.3% .....................................                       8,000,000
                                                                                                                    -----------
Other Assets Less Liabilities-- (5.4)%.........................................................                     (5,231,187)
                                                                                                                    -----------

NET ASSETS-- 100.0%............................................................................                     $96,982,843
                                                                                                                    ===========
_______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
                                                                                                                      March 31, 1997
____________________________________________________________________________________________________________________________________
                                                    COLORADO SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$3,000,000   Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project),
               5 7/8% due 4/1/2014................................................................   Aaa/AAA          $  3,041,190
 1,500,000   Colorado Association of School Boards Lease Purchase Finance Program Certificates
               of Participation (Pueblo School District No. 60), 7 1/4% due 12/1/2009.............   Aaa/AAA             1,619,295
 2,000,000   Colorado Health Facilities Authority Rev.(Sisters of Charity Health Care Systems,
               Inc.), 6% due 5/15/2013...........................................................    Aaa/AAA             2,028,200
 3,000,000   Colorado Health Facilities Authority Rev. (North Colorado Medical Center),
               6% due 5/15/2020..................................................................    Aaa/AAA             2,992,320
 2,085,000   Colorado Housing Finance Authority (Single Family Housing Rev.), 5.85% due
               11/1/2015.........................................................................    Aa1/AA+             2,086,501
   220,000   Colorado Housing Finance Authority (Single Family Residential Housing Rev.),
               8% due 3/1/2017...................................................................    Aa/NR                 224,722
 3,500,000   Colorado Springs, CO Utilities Rev., 6 1/8% due 11/15/2020...........................   Aa/AA               3,536,925
   895,000   Colorado Water Resources & Power Development Authority (Clean Water Bonds),
               6 7/8% due 9/1/2011................................................................   Aa2/AA+               976,078
   105,000   Colorado Water Resources & Power Development Authority (Clean Water Bonds),
               6 7/8% due 9/1/2011................................................................   Aa2/AA+               113,989
 2,000,000   Colorado Water Resources & Power Development Authority (Clean Water Bonds),
               6% due 9/1/2014...................................................................    Aa2/AA              2,046,680
 1,000,000   Colorado Water Resources & Power Development Authority (Clean Water Rev.),
               6.30% due 9/1/2014................................................................    Aa2/AA              1,051,230
 2,000,000   Denver, CO City & County (St. Anthony Hospital Systems Rev.), 7 3/4% due 5/1/2014       Aaa/AAA             2,150,560
 2,500,000   Denver, CO City & County (Sisters of Charity of Leavenworth Health Services
               Corporation), 5% due 12/1/2023....................................................    Aa3/AA              2,184,225
 2,250,000   Denver, CO City & County Excise Tax Rev., 6 1/2% due 9/1/2014........................   Aaa/AAA             2,337,750
 1,985,000   Fort Collins, CO GOs Water Bonds, 6 3/8% due 12/1/2012...........................       Aa/AA               2,110,869
 2,500,000   Fort Collins Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031           A1/AA-              2,530,750
 3,000,000   Fountain Valley Authority, CO Water Treatment Rev., 6.80% due 12/1/2019.............    Aa/AA               3,226,230
 2,000,000   Northgate Public Building Authority, CO (Landowner Assessment Lien),
               8 1/4% due 12/1/2001**.............................................................   NR/NR                 500,000
 1,895,000   Northglenn, CO Joint Water & Wastewater Utility, 6.80% due 12/1/2008................    Aaa/NR              2,054,502
 2,500,000   Platte River Power Authority, CO Power Rev., 6 1/8% due 6/1/2014.....................   Aa3/A+              2,571,925
 2,000,000   Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027...................   NR/AAA              2,091,900
 2,000,000   Puerto Rico Highway &Transportation Authority Highway Rev., 5 1/2% due 7/1/2036......   Baa1/A              1,863,680
 3,000,000   University of Colorado Hospital Authority Hospital Rev., 6.40% due 11/15/2022........   Aaa/AAA             3,107,520
 2,000,000   Westminster, CO (Adams & Jefferson Counties) Sales & Use Tax Rev.,
               7% due 12/1/2008..................................................................    Aaa/AAA             2,155,260
                                                                                                                       -----------
Total Municipal Bonds (Cost $48,153,957)-- 98.3%..................................................                      48,602,301
Other Assets Less Liabilities-- 1.7%..............................................................                         826,687
                                                                                                                       -----------

NET ASSETS-- 100.0%...............................................................................                     $49,428,988
                                                                                                                       ===========
_______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
____________________________________________________________________________________________________________________________________
                                                    GEORGIA SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$1,095,000   Augusta, GA Water & Sewer Rev., 6 1/2% due 5/1/2011.................................    A/NR            $  1,191,612
 1,000,000   Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
               (Anheuser-Busch), 7.40% due 11/1/2010*...........................................     A1/AA-             1,165,390
 2,000,000   Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
               (Anheuser-Busch), 6 3/4% due 2/1/2012*............................................    A1/AA-             2,139,800
 3,000,000   Chatham County, GA School District GOs, 5 1/2% due 8/1/2020.........................    Aaa/AAA            2,826,990
   750,000   Chatham County Hospital Authority, GA Rev. (Memorial Medical Center, Inc.),
               7% due 1/1/2021..................................................................     Aaa/AAA              820,935
 2,000,000   Columbia County, GA School District GOs, 6 1/4% due 4/1/2013........................    Aaa/AAA            2,095,240
 1,000,000   Columbia County, GA Water & Sewerage Rev., 6 1/4% due 6/1/2012......................    Aaa/AAA            1,035,510
 1,000,000   DeKalb County, GA GOs, 5 1/4% due 1/1/2020..........................................    Aa1/AA+              921,430
 1,000,000   DeKalb County, GA Water & Sewerage Rev., 7% due 10/1/2014............................   Aaa/AA             1,094,170
 2,000,000   DeKalb County, GA Water & Sewerage Rev., 5 1/4% due 10/1/2023.......................    Aa/AA              1,814,460
   700,000   DeKalb Private Hospital Authority, GA Rev. (Emory University Project),
               6 3/4% due 4/1/2017...............................................................    Aa1/AA               749,350
   300,000   DeKalb Private Hospital Authority, GA Rev. (Emory University Project),
               7% due 4/1/2021..................................................................     Aa1/AA               322,698
 1,000,000   Fayette County, GA School District GOs, 6 1/8% due 3/1/2015.........................    Aa/A+              1,030,740
 3,000,000   Fulton County, GA School District GOs, 55/8% due 1/1/2021..........................     Aa/AA              2,909,910
 2,975,000   Georgia Housing & Finance Authority Rev. (Single Family Mortgage),
               5 1/4% due 12/1/2020..............................................................    Aa/AA+             2,722,690
 2,500,000   Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project),
               6.40% due 7/1/2014...............................................................     NR/A-              2,587,850
   400,000   Georgia Residential Finance Authority Homeownership Mortgage Rev.,
               7.20% due 12/1/2011*.............................................................     Aa/AA+               417,136
 1,000,000   Georgia State GOs, 5 3/4% due 2/1/2011.......................................           Aaa/AA+            1,029,250
 1,750,000   Glynn-Brunswick Memorial Hospital Authority Rev. (Southeast Georgia Health
               Systems Project), 6% due 8/1/2016................................................     Aaa/AAA            1,759,835
 1,500,000   Gwinnett County, GA Hospital Authority Rev. Anticipation Certificates
               (Gwinnett Hospital System, Inc. Project), 5% due 9/1/2019........................     Aaa/AAA            1,331,550
 1,000,000   Gwinnett County, GA School District GOs, 6.40% due 2/1/2012........................     Aa1/AA             1,094,630
   735,000   Gwinnett County, GA Water & Sewerage Authority Rev., 6 1/2% due 8/1/2006............    Aa1/AA+              736,558
 1,500,000   Henry County School District, GA GOs, 6.45% due 8/1/2011...........................     A1/A+              1,650,885
 1,000,000   Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 7 1/4% due 7/1/2010    A1/AA-             1,055,280
   500,000   Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1/4% due 7/1/2018    A1/AA-               529,755
 2,000,000   Monroe County, GA Development Authority Pollution Control Rev. (Georgia Power
               Company Plant-- Scherer Project), 6% due 7/1/2025................................     Aaa/AAA            2,011,380
 2,500,000   Private Colleges & Universities Authority, GA (Spelman College Project),
               6.20% due 6/1/2014...............................................................     Aaa/AAA            2,588,050
 1,500,000   Private Colleges & Universities Authority, GA (Mercer University Project),
               6 1/2% due 11/1/2015..............................................................    Aaa/AAA            1,649,100
 3,000,000  Private Colleges & Universities Authority, GA (Agnes Scott College Project),
               5 5/8% due 6/1/2023...............................................................    Aa/AA-             2,909,880
   500,000   Private Colleges & Universities Authority, GA (Emory University Project),
               6.40% due 10/1/2023..............................................................     Aa1/AA               524,535
_______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
                                                                                                                      March 31, 1997
____________________________________________________________________________________________________________________________________
                                                    GEORGIA SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$2,000,000   Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2026....     Baa1/A           $ 1,862,700
 1,000,000   Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2036....     Baa1/A               931,840
 2,000,000   Savannah, GA Airport Rev., 6 1/4% due 1/1/2015*.....................................     Aaa/AAA            2,038,280
                                                                                                                      -----------
Total Municipal Bonds (Cost $48,513,204)-- 97.7%................................................                       49,549,419
Variable Rate Demand Notes (Cost $400,000)-- 0.8%...............................................                          400,000
Other Assets Less Liabilities-- 1.5%............................................................                          765,526
                                                                                                                      -----------

NET ASSETS-- 100.0%.............................................................................                      $50,714,945
                                                                                                                      ===========


                                                    LOUISIANA SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$1,055,000   Alexandria, LA Utilities Rev., 5.30% due 5/1/2013..................................     Aaa/AAA          $ 1,011,966
 3,000,000   Bastrop, LA Industrial Development Board Pollution Control Rev.
               (International Paper Company Project), 6.90% due 3/1/2007........................     A3/A-              3,245,070
 2,500,000   Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project),
               5 3/4% due 12/1/2026*.............................................................    Aa3/AA-            2,373,900
 2,420,000   East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage
               Rev.), 5.40% due 10/1/2025.......................................................     Aaa/NR             2,232,160
 1,000,000   East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
               7 1/4% due 2/1/2009...............................................................    Aaa/AAA            1,064,940
 3,000,000   East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
               5.90% due 2/1/2018...............................................................     Aaa/AAA            3,019,470
 2,000,000   Houma, LA Utilities Rev., 6 1/4% due 1/1/2012.......................................    Aaa/AAA            2,099,520
 2,000,000   Jefferson Parish, LA Home Mortgage Authority (Single Family Mortgage Rev.),
               6% due 12/1/2024*................................................................     Aa/NR              1,926,740
 2,500,000   Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027*     Aaa/AAA            2,548,625
 2,500,000   Louisiana Public Facilities Authority Hospital Rev. (Our Lady of Lourdes Regional
               Medical Center Project), 6.45% due 2/1/2022......................................     Aaa/AAA            2,613,675
 2,500,000   Louisiana Public Facilities Authority Rev. (Loyola University Project),
               5 5/8% due 10/1/2016.............................................................     Aaa/AAA            2,423,775
 2,500,000   Louisiana Public Facilities Authority Rev. (Sisters of Mercy Health System, St.
               Louis, Inc.), 7 3/8% due 6/1/2019................................................     Aaa/AA             2,697,925
 3,000,000   Louisiana Public Facilities Authority Rev. (Tulane University), 5 3/4% due 2/15/2021    Aaa/AAA            2,969,040
 3,000,000   Louisiana State GOs, 6 1/2% due 5/1/2011............................................    Aaa/AAA            3,201,630
 2,000,000   Louisiana State University & Agricultural & Mechanical College Auxiliary Rev.,
               5 3/4% due 7/1/2014...............................................................    Aaa/AAA            1,986,840
 2,500,000   Ouachita Parish, LAHospital Service District Rev. (Glenwood Regional Medical
               Center), 5 3/4% due 5/15/2021.....................................................    Aaa/AAA            2,451,875
   190,000   Ouachita Parish, LA Industrial Development Rev. (International Paper Company),
               6 1/2% due 4/1/2006...............................................................    NR/NR                190,059
 2,500,000   Saint Bernard Parish, LA Exempt Facility Rev. (Mobil OilCorporation Project),
               5.90% due 11/1/2026*.............................................................     Aa2/AA             2,448,500
_______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
____________________________________________________________________________________________________________________________________
                                                    LOUISIANA SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$1,250,000   Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana
               Power and Light Company Project), 6.20% due 5/1/2023*............................    Baa2/BBB         $ 1,235,425
 2,960,000   Saint Charles Parish, LA Waterworks & Wastewater District Utility Rev.,
               7.15% due 7/1/2016...............................................................    Aaa/AAA            3,236,701
 1,555,000   Shreveport, LA GOs, 7 1/2% due 4/1/2006............................................    Aaa/AAA            1,690,269
 2,000,000   Shreveport, LA Water & Sewer Rev., 7 1/8% due 12/1/2014............................    Aaa/AAA            2,064,780
 2,050,000   Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.),
               7 1/4% due 12/1/2010.............................................................    Aaa/AAA            2,304,262
 3,000,000   Tangipahoa Parish, LA Hospital Service District No. 1 Rev. (Northoaks
               Medical Center), 6 1/4% due 2/1/2024.............................................    Aaa/AAA            3,071,190
                                                                                                                     -----------
Total Municipal Bonds (Cost $52,449,526)-- 97.2%................................................                      54,108,337
Variable Rate Demand Notes (Cost $600,000)-- 1.1%...............................................                         600,000
Other Assets Less Liabilities-- 1.7%............................................................                         936,460
                                                                                                                     -----------

NET ASSETS-- 100.0%.............................................................................                     $55,644,797
                                                                                                                     ===========

                                                    MARYLAND SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$3,000,000   Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric
               Company Project), 6% due 4/1/2024................................................    A2/A            $  3,010,350
 2,000,000   Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006...........    Aaa/AAA            2,178,840
 2,500,000   Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project),
               6 1/2% due 10/1/2011.............................................................    Aa3/AA-            2,713,625
 2,000,000   Baltimore, MD Project and Refunding Rev. (Water Projects), 5 1/2% due 7/1/2026.....    Aaa/AAA            1,902,300
 2,000,000   Howard County, MD Metropolitan District Project GOs, 5 1/2% due 8/15/2022..........    Aaa/AA+            1,902,840
 2,000,000   Maryland Community Development Administration Dept. of Housing & Community
               Development (Multi-Family Housing), 7.70% due 5/15/2020*.........................    Aa/NR              2,116,820
 2,465,000   Maryland Community Development Administration Dept. of Housing & Community
               Development (Single Family Program), 6.80% due 4/1/2024*.........................    Aa/NR              2,538,408
 2,500,000   Maryland Community Development Administration Dept. of Housing & Community
               Development (Multi-Family Housing), 6.70% due 5/15/2027..........................    Aa/NR              2,583,925
 2,710,000   Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan
               Hospital), 5 3/4% due 7/1/2019...................................................    A1/A               2,653,144
 3,000,000   Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
               University), 7 1/2% due 7/1/2020.................................................    Aa2/AA-            3,166,920
 2,000,000   Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital),
               5 1/8% due 7/1/2021..............................................................    A1/A+              1,789,400
 2,750,000   Maryland Health & Higher Educational Facilities Authority Rev. (Ann Arundel Medical
               Center), 5% due 7/1/2023.........................................................    Aaa/AAA            2,424,757
 3,000,000   Maryland Health & Higher Educational Facilities Authority Rev. (Francis Scott Key
               Medical Center), 5% due 7/1/2023.................................................    Aaa/AAA            2,645,190
 2,000,000   Maryland Health &Higher Educational Facilities Authority Rev. (Mercy Medical
               Center), 5 3/4% due 7/1/2026.....................................................    Aaa/AAA            1,944,660
_______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
                                                                                                                      March 31, 1997
____________________________________________________________________________________________________________________________________
                                                    MARYLAND SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$1,000,000   Maryland National Capital Park & Planning Commission GOs (Prince George's
               County), 6.90% due 7/1/2010......................................................     Aa2/AA           $ 1,085,220
 2,000,000   Maryland Transportation Authority Rev. (Baltimore/Washington International
               Airport Project), 6 1/4% due 7/1/2014*...........................................     Aaa/AAA            2,060,620
 3,000,000   Maryland Transportation Authority Rev. Transportation Facilities Projects,
               5 3/4% due 7/1/2015..............................................................     A1/A+              2,966,310
 1,000,000   Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
               6.70% due 9/1/2013...............................................................     Aaa/AAA            1,094,840
 1,000,000   Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
               7.10% due 9/1/2013...............................................................     Aaa/AAA            1,110,360
 2,500,000   Montgomery County, MD Consolidated Public Improvement GOs,
               4.90% due 10/1/2013..............................................................     Aaa/AAA            2,312,100
   455,000   Montgomery County, MD Housing Opportunities Commission (Single Family
               Mortgage Rev.), 7 3/8% due 7/1/2017..............................................     Aa2/NR               476,972
 1,500,000   Montgomery County, MD Housing Opportunities Commission Rev., 6.20% due 7/1/2026*...     Aa2/NR             1,477,920
 2,000,000   Northeast Maryland Waste Disposal Authority Solid Waste Rev. (Montgomery County
               Resource Recovery Project), 6.30% due 7/1/2016*..................................     A/NR               2,029,280
 1,000,000   Puerto Rico Highway &Transportation Authority Highway Rev., 5 1/2% due 7/1/2036....    Baa1/A               931,840
    40,000   Puerto Rico Housing Finance Corporation (Single Family Mortgage Rev. Portfolio 1),
               7.80% due 10/15/2021.............................................................     Aaa/AAA               40,940
   630,000   Puerto RicoHousing Finance Corporation (Single Family Mortgage Rev. Portfolio 1-C),
               6.85% due 10/15/2023.............................................................     Aaa/AAA              657,172
 2,500,000   Washington Suburban Sanitary District, MD, 6 1/2% due 1/1/2016.....................     Aa1/AA             2,680,725
                                                                                                                     ------------
Total Municipal Bonds (Cost $51,274,795)-- 96.6%................................................                       52,495,478
Variable Rate Demand Notes (Cost $900,000)-- 1.7%...............................................                          900,000
Other Assets Less Liabilities-- 1.7%............................................................                          954,754
                                                                                                                     ------------

NET ASSETS-- 100.0%.............................................................................                      $54,350,232
                                                                                                                     ============


                                                  MASSACHUSETTS SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$5,000,000   Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019.............     A/A             $  4,764,700
 3,000,000   Boston, MA Water & Sewer Commission General Rev., 7.10% due 11/1/2019..............     Aaa/AAA            3,249,990
 5,000,000   Massachusetts Bay Transportation Authority General Transportation System,
               5 5/8% due 3/1/2026..............................................................     A1/A+              4,763,500
 1,520,000   Massachusetts Education Loan Authority Education Loan Rev., 8% due 6/1/2002........     NR/AAA             1,549,883
 3,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Daughters of Charity
               National Health Systems-- Carney Hospital), 6% due 7/1/2009......................     Aa2/AA             3,050,760
 2,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Daughters of Charity
               National Health Systems-- Carney Hospital), 6.10% due 7/1/2014...................     Aa2/AA             2,549,250
 5,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley
               Hospital), 6% due 7/1/2018.......................................................     Aaa/AAA            4,999,450
_______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
____________________________________________________________________________________________________________________________________
                                                    MASSACHUSETTS SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$3,295,000   Massachusetts Health & Educational Facilities Authority Rev. (Tufts University),
               7.40% due 8/1/2018...............................................................     Aaa/A+           $ 3,502,190
   705,000   Massachusetts Health & Educational Facilities Authority Rev. (Tufts University),
               7.40% due 8/1/2018...............................................................     A1/A+                744,868
 3,500,000   Massachusetts Health &Educational Facilities Authority Rev. (Williams College),
               5 3/4% due 7/1/2019...............................................................    Aa1/AA             3,418,100
 2,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University),
               8 1/8% due 7/1/2020...............................................................    NR/NR              2,783,075
 2,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Boston College),
               6 5/8% due 7/1/2021...............................................................     Aaa/AAA            2,135,420
 5,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Brigham & Women's
               Hospital), 6 3/4% due 7/1/2024....................................................    A1/A+              5,330,500
 5,100,000   Massachusetts Health & Educational Facilities Authority Rev. (SmithCollege),
               5 3/4% due 7/1/2024...............................................................    Aa2/AA-            4,942,665
 7,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Harvard University),
               5 5/8% due 11/1/2028..............................................................     Aaa/AAA            7,257,825
 1,600,000   Massachusetts Housing Finance Agency Rev. (Residential Development),
               6 1/4% due 11/15/2012.............................................................    Aaa/AAA            1,648,688
 4,705,000   Massachusetts Housing Finance Agency Rev. (Single Family Housing),
               7.30% due 6/1/2014...............................................................     Aa/A+              4,805,075
 3,195,000   Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3/8%
               due 9/1/2023.....................................................................     Aa1/AA             3,016,527
 3,000,000   Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross),
               5 5/8% due 3/1/2026...............................................................     Aaa/AAA            2,877,990
 2,000,000   Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric
               Company Project), 5 7/8% due 7/1/2017*...........................................     Aaa/AAA            1,975,320
 2,450,000   Massachusetts Special Obligation Rev. (Highway Improvement Loan), 6% due 6/1/2013..     A1/AA              2,493,218
 2,500,000   Massachusetts Special Obligation Rev. (Highway Improvement Loan),
               5.80% due 6/1/2014...............................................................     A1/AA-             2,506,825
 8,000,000   Massachusetts State Consolidated Loan GOs, 5 1/8% due 11/1/2013.....................    Aaa/AAA            7,520,160
 8,475,000   Massachusetts State Port Authority Rev., 7 1/8% due 7/1/2012........................    Aa/AA              8,541,444
 5,500,000   Massachusetts Water Resources Authority General Rev., 5.60% due 11/1/2026..........     Aaa/AAA            5,255,305
   730,000   Puerto Rico Electric Power Authority Power Rev., 7 1/8% due 7/1/2014................    Baa1/BBB+            778,625
 4,000,000   Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2036....    Baa1/A             3,727,360
 2,750,000   Puerto Rico Port Authority Rev., 6% due 7/1/2021*..................................     Aaa/AAA            2,735,783
                                                                                                                     ------------
Total Municipal Bonds (Cost $101,487,168)-- 98.1%...............................................                      102,924,496
Variable Rate Demand Notes (Cost $400,000)-- 0.4%...............................................                          400,000
Other Assets Less Liabilities-- 1.5%............................................................                        1,589,059
                                                                                                                     ------------

NET ASSETS-- 100.0%.............................................................................                     $104,913,555
                                                                                                                     ============
_______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
                                                                                                                      March 31, 1997
____________________________________________________________________________________________________________________________________
                                                    MICHIGAN SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$5,000,000   Capital Region Airport Authority, MI Airport Rev., 6.70% due 7/1/2021*.............     Aaa/AAA           $ 5,330,900
 5,000,000   Detroit, MI GOs, 5 1/2% due 4/1/2016...............................................     Aaa/AAA             4,778,800
 6,000,000   Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012..........................     Aaa/AAA             6,254,520
 3,000,000   Grand Haven, MI Electric System Rev., 5 1/4% due 7/1/2013..........................     Aaa/AAA             2,860,950
 5,000,000   Grand Rapids, MI Water Supply System Rev., 5 3/4% due 1/1/2018.....................     Aaa/AAA             4,933,950
 1,000,000   Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
               Obligated Group), 6 1/4% due 7/1/2012............................................     Aaa/AAA             1,032,780
 1,500,000   Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
               Obligated Group), 6 1/4% due 7/1/2022............................................     Aaa/AAA             1,540,215
 3,000,000   Holland School District, MI GOs (School Building and Site Bonds), 7 3/8%
                due 5/1/2019....................................................................     NR/NR               3,134,730
 3,000,000   Jackson County, MI Hospital Finance Authority Rev. (W.A. Foote Memorial Hospital),
               7 1/4% due 6/1/2012..............................................................     NR/NR               3,076,320
 5,000,000   Kent County, MI Airport Rev., 6.10% due 1/1/2025*..................................     Aa/AAA              5,095,050
 5,000,000   Kent County, MI Refuse Disposal System GOs, 8.40% due 11/1/2010....................     Aa/AAA              5,228,950
 2,775,000   Kentwood, MI Public Schools Building & Site GOs, 6.40% due 5/1/2015................     Aa/A+               2,896,601
 3,000,000   Lansing, MIBuilding Authority Rev., 5.60% due 6/1/2019.............................     A1/AA+              2,903,610
 3,250,000   Marquette, MIHospital Finance Authority Hospital Rev. (Marquette General Hospital),
               6.10% due 4/1/2019...............................................................     Aaa/AAA             3,260,335
 3,000,000   Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018.......     A1/AA-              2,734,680
 3,000,000   Michigan State Building Authority Rev., 6 1/4% due 10/1/2020.......................     A1/AA-              3,072,240
 6,000,000   Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019.........     Aa2/AA              5,613,780
 4,000,000   Michigan State Hospital Finance Authority Hospital Rev. (Crittenton Hospital),
               5 1/4% due 3/1/2014..............................................................     A1/A+               3,736,080
 5,000,000   Michigan State Hospital Finance Authority Hospital Rev. (St. John Hospital),
               5 3/4% due 5/15/2016.............................................................     Aaa/AAA             4,886,300
 5,000,000   Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System),
               5 3/4% due 9/1/2017..............................................................     Aaa/AAA             4,882,400
 5,000,000   Michigan State Hospital Finance Authority Hospital Rev. (Detroit Medical Center),
               6 1/2% due 8/15/2018.............................................................     A2/A                5,196,200
 1,250,000   Michigan State Hospital Finance Authority Hospital Rev. (Crittenton Hospital),
               6 3/4% due 3/1/2020..............................................................     Aaa/AAA             1,333,075
 2,000,000   Michigan State Hospital Finance Authority Hospital Rev. (St. John Hospital),
               5 1/4% due 5/15/2026.............................................................     Aaa/AAA             1,804,680
 5,000,000   Michigan State Hospital Finance Authority Hospital Rev. (Sparrow Obligated Group),
               6% due 11/15/2036................................................................     Aaa/AAA             4,939,950
 2,500,000   Michigan State Housing Development Authority Rev. (Single Family Mortgage),
               6.80% due 12/1/2016..............................................................     NR/AA+              2,598,225
 5,000,000   Michigan State Housing Development Authority Rev. (Rental Housing),
               6.65% due 4/1/2023...............................................................     NR/A+               5,142,400
 4,000,000   Michigan State Housing Development Authority Rev. (Single Family Mortgage),
               6.05% due 12/1/2027..............................................................     NR/AA+              4,009,240
 3,000,000   Michigan State Strategic Fund Pollution Control Rev. (Detroit Edison Company),
               6 1/2% due 2/15/2016.............................................................     Aaa/AAA             3,189,750
 6,000,000   Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.),
               6.20% due 9/1/2020...............................................................     A3/A-               6,067,020
_______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
____________________________________________________________________________________________________________________________________
                                                    MICHIGAN SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$7,500,000   Michigan State Trunk Line Rev., 5.80% due 11/15/2024...............................     Aaa/AAA           $ 7,367,700
 2,000,000   Midland, MI Water Supply System Rev., 7.20% due 4/1/2010...........................     A/A                 2,153,920
 6,300,000   Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021..........................    Aaa/AAA             5,977,818
 5,000,000   University of Michigan Hospital Rev., 6 3/8% due 12/1/2024..........................    Aa2/AA              5,108,100
 5,000,000   Wayne, MI State University Rev., 5.65% due 11/15/2015..............................     Aaa/AAA             4,908,200
 3,000,000   Wyandotte, MI Electric Rev., 6 1/4% due 10/1/2017...................................    Aaa/AAA             3,088,500
                                                                                                                      ------------
Total Municipal Bonds (Cost $136,782,134)-- 98.1%...............................................                       140,137,969
Variable Rate Demand Notes (Cost $200,000)-- 0.1%...............................................                           200,000
Other Assets Less Liabilities-- 1.8%............................................................                         2,539,714

                                                                                                                      ------------

NET ASSETS-- 100.0%.............................................................................                      $142,877,683
                                                                                                                      ============


                                                    MINNESOTA SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$6,250,000   Becker, MN Pollution Control Rev. (Northern States Power Company),
               6.80% due 4/1/2007...............................................................     A2/A+             $ 6,584,625
 2,000,000   Breckenridge, MN Hospital Facility Rev. (Franciscan Sisters Health Care, Inc.),
               9 3/8% due 9/1/2017..............................................................     NR/NR               2,084,280
 1,500,000   Buffalo, MN Independent School District GOs, 6.15% due 2/1/2022....................     Aaa/AAA             1,525,530
 1,500,000   Cloquet, MN Pollution Control Rev. (Potlatch Corporation Projects), 5.90% due
               10/1/2026........................................................................     NR/A-               1,495,005
 3,000,000   Dakota County, MN GOs Capital Improvement, 7.30% due 2/1/2008......................     Aa3/NR              3,073,650
 5,000,000   Edina, MN Housing Development Rev. (Edina Park Plaza Project), 7.70% due 12/1/2028.     Aa/NR               5,232,150
 3,545,000   Fridley, MN Independent School District GOs, 5.35% due 2/1/2021....................     Aaa/AAA             3,305,464
 2,000,000   Goodhue County, MN Hospital Facilities Rev. (St. John's Regional Health Center),
               8 3/4% due 9/1/2016.............................................................      NR/NR               2,079,360
 1,200,000   Lakeville, MN Independent School District GOs, 6.70% due 2/1/2015..................     Aaa/AAA             1,244,796
 7,500,000   Minneapolis, MN Community Development Agency Tax Increment Rev., Zero Coupon
               Bond due 9/1/2003................................................................     Aaa/AAA             5,480,250
 1,400,000   Minneapolis-St. Paul Metropolitan Area (Metropolitan Council of the Twin Cities),
               MN, 5 1/2% due 12/1/2012.........................................................     Aaa/AAA             1,391,166
 5,000,000   Minneapolis-St. Paul, MN Housing & Redevelopment Authority Health Care Rev.
               (Children's Health Care), 5 1/2% due 8/15/2025...................................     Aaa/AAA             4,680,150
 1,500,000   Minneapolis, MNGOs, 6% due 3/1/2016................................................     Aaa/AAA             1,525,515
 2,000,000   Minneapolis, MN Hospital Facilities Rev. (Lifespan, Inc.-- Abbott-Northwestern
               Hospital, Inc.), 7 7/8% due 12/1/2014............................................     Aaa/AAA             2,092,140
 1,500,000   Minneapolis, MN Tax Increment Rev., 7% due 3/1/2003................................     Aaa/AAA             1,532,550
   910,000   Minnesota Housing Finance Agency (Housing Development), 6 1/4% due 2/1/2020........     Aa2/AA                919,692
 5,000,000   Minnesota Housing Finance Agency (Single Family Mortgage), 6.85% due 1/1/2024*.....     Aa2/AA+             5,180,950
 5,500,000   Minnesota Public Facilities Authority Water Pollution Control Rev., 7.10%
               due 3/1/2012.....................................................................     Aaa/AAA             5,977,730
 5,000,000   Minnesota State GOs, 5.70% due 5/1/2016............................................     Aaa/AA+             5,006,750
 5,000,000   North Saint Paul/Maplewood, MNIndependent School District GOs, 5 1/8% due 2/1/2025.     Aa1/AA              4,561,850
_______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
                                                                                                                      March 31, 1997
____________________________________________________________________________________________________________________________________
                                                    MINNESOTA SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$5,000,000   Northern Municipal Power Agency, MN Electric System Rev., 7 1/4% due 1/1/2016.......    A2/A             $  5,285,250
 2,500,000   Northern Municipal Power Agency, MN Electric System Rev., 7.40% due 1/1/2018.......     Aaa/AAA             2,676,750
 2,500,000   Northfield, MN Independent School District GOs, 5 1/4% due 2/1/2017.................    Aa1/NR              2,355,850
 4,000,000   Plymouth, MN Health Facilities Rev. (Westhealth Project), 6 1/8% due 6/1/2024.......    Aaa/AAA             4,056,960
 2,000,000   Ramsey & Washington Counties, MN Resource Recovery Rev. (Northern States Power
               Company Project), 6 3/4% due 12/1/2006............................................    A1/AA-              2,078,920
 4,000,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
               7.45% due 11/15/2006.............................................................     NR/AA+              4,364,960
 4,500,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
               6 1/4% due 11/15/2014.............................................................    NR/AA+              4,701,780
 1,000,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
               6 1/4% due 11/15/2021.............................................................    NR/AA+              1,040,430
 2,575,000   Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016..................    Aaa/AA              2,558,520
 2,715,000   Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017..................    Aaa/AA              2,690,755
 1,000,000   Saint Cloud, MN Hospital Facilities Rev. (Saint Cloud Hospital), 5% due 7/1/020.....    Aaa/AAA               896,140
   244,457   Saint Paul, MN Science Museum Facilities Rev. (Science Museum of Minnesota Project),
               7 1/2% due 12/15/2001.............................................................    NR/AAA                258,161
    45,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E,
               9 1/8% due 10/1/2000..............................................................    NR/CCC                 43,400
     5,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H,
               9 1/8% due 12/1/2000..............................................................    NR/CCC                  4,814
    55,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I,
               9 1/8% due 12/1/2000..............................................................    NR/CCC                 52,953
    50,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E,
               9 1/8% due 10/1/2001..............................................................    NR/CCC                 47,820
    10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H,
               9 1/8% due 12/1/2001..............................................................    NR/CCC                  9,549
    55,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I,
               9 1/8% due 12/1/2001..............................................................    NR/CCC                 52,518
     5,000   Saint Paul Port Authority, MN Industrial Development Rev. Series L,
               9 3/4% due 12/1/2001..............................................................    NR/CCC                  4,888
    50,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E,
               9 1/8% due 10/1/2002..............................................................    NR/CCC                 47,138
    10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H,
               9 1/8% due 12/1/2002..............................................................    NR/CCC                  9,411
    60,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I,
               9 1/8% due 12/1/2002..............................................................    NR/CCC                 56,467
    10,000   Saint Paul Port Authority, MN Industrial Development Rev. Series L,
               9 3/4% due 12/1/2002..............................................................    NR/CCC                  9,673
 1,500,000   Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
               5 3/4% due 1/1/2018...............................................................    A/A+                1,447,050
   750,000   Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
               5 3/4% due 1/1/2018...............................................................    Aaa/AAA               751,732
 1,500,000   Southern Minnesota Municipal Power Agency-- Power Supply System Rev.,
               4 3/4% due 1/1/2016...............................................................    A/A+                1,292,025
 3,500,000   Washington County, MN GOs, 5.90% due 2/1/2010......................................     Aa2/AA-             3,560,480
_______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
____________________________________________________________________________________________________________________________________
                                                    MINNESOTA SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$3,090,000   Western Minnesota Municipal Power Agency-- Power Supply Rev., 5 1/2% due 1/1/2015...     A1/A            $   2,961,394
 9,580,000   Western Minnesota Municipal Power Agency-- Power Supply Rev., 6 3/8% due 1/1/2016...     Aaa/AAA            10,315,648
                                                                                                                     -------------
Total Municipal Bonds (Cost $114,205,808)-- 94.9%...............................................                       118,605,039
Variable Rate Demand Notes (Cost $4,900,000)-- 3.9%.............................................                         4,900,000
Other Assets Less Liabilities-- 1.2%............................................................                         1,456,095
                                                                                                                     -------------

NET ASSETS-- 100.0%.............................................................................                      $124,961,134
                                                                                                                     =============

                                                    MISSOURI SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$2,000,000   Columbia, MO Water and Electric System Improvement Rev., 6 1/8% due 10/1/2012.......    A1/AA           $   2,020,920
 2,500,000   Curators of the University of Missouri Health Facilities Rev.
               (University of Missouri Health System), 5.60% due 11/1/2026......................     Aaa/AAA             2,409,025
 1,500,000   Hannibal, MO Industrial Development Authority Health Facilities Rev.
               (Hannibal Regional Hospital), 5 3/4% due 3/1/2022.................................    Aaa/AAA             1,461,195
 3,775,000   Kansas City, MO Water Rev., 6 1/4% due 12/1/2009....................................    Aa/NR               3,872,546
 1,500,000   Kansas City School District Building Corporation, MO Leasehold Rev.,
               7.90% due 2/1/2008...............................................................     Aaa/AAA             1,578,885
 1,000,000   Liberty, MO Waterworks Improvement Rev., 6.30% due 10/1/2012.......................     Aaa/AAA             1,041,370
 2,000,000   Little Blue Valley, MO Sewer District Rev., 7 1/4% due 10/1/2007....................    Aaa/AAA             2,077,440
 1,000,000   Missouri School Boards Pooled Financing Program Certificates of Participation,
               7 3/8% due 3/1/2006...............................................................    Aaa/AAA             1,033,360
 2,000,000   Missouri School Boards Pooled Financing Program Certificates of Participation,
               7% due 3/1/2006..................................................................     Aaa/AAA             2,063,660
 1,000,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
               (State Revolving Fund Program), 6.55% due 7/1/2014...............................     Aa2/NR              1,057,690
 2,500,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
               (Union Electric Company Project), 5.45% due 10/1/2028*...........................     A1/AA-              2,348,325
 2,500,000   Missouri State Environmental Improvement & Energy Resources Authority-- Water
               Pollution Control Rev. (State Revolving Fund Program), 5.40% due 7/1/2015........     Aa2/NR              2,369,225
 2,000,000   Missouri State GOs, 5 23,825
               5/8% due 4/1/2017.................................................................    Aaa/AAA             1,994,060
 2,500,000   Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox
               Medical Centers Project), 5 1/4% due 6/1/2015.....................................    Aaa/AAA             2,378,950
 1,500,000   Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy
               Health System, St. Louis, Inc.), 6 1/4% due 6/1/2015..............................    Aa2/AA              1,542,510
 3,500,000   Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care),
               6 1/4% due 6/1/2016...............................................................    Aaa/AAA             3,592,995
 1,000,000   Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy
               Health System, St. Louis, Inc.), 7 1/4% due 6/1/2019..............................    Aaa/AA              1,076,190
 1,000,000   Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy
               Health System, St. Louis, Inc.), 5% due 6/1/2019.................................     Aa2/AA                879,310
 2,500,000   Missouri State Health Facilities Rev. (Barnes-Jewish, Inc./Christian Health
               Services), 5 1/4% due 5/15/2021...................................................    Aa2/AA              2,265,350
 _______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
                                                                                                                      March 31, 1997
____________________________________________________________________________________________________________________________________
                                                    MISSOURI SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$ 860,000    Missouri State Housing Development Commission Housing Development Bonds
               (Federally Insured Mortgage Loans), 6% due 10/15/2019............................     Aa2/AA+           $   858,916
 2,000,000   Missouri State Housing Development Commission Single Family Mortgage Rev.
               (Homeownership Loan Program), 6 1/8% due 3/1/2028*................................    NR/AAA              1,984,780
 1,500,000   St. Louis, MO Industrial Development Authority Pollution Control Rev.
               (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016.....................     A1/AA-              1,687,290
 1,500,000   St. Louis, MO Municipal Finance Corporation City Justice Center Leasehold
               Improvement Rev., 5.95% due 2/15/2016............................................     Aaa/AAA             1,521,465
 2,400,000   Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project),
               5 3/4% due 10/15/2016.............................................................    Aa/AA               2,328,744
 2,500,000   Springfield, MO Waterworks Rev., 5.60% due 5/1/2023................................     Aa/A+               2,372,000
 2,750,000   University of Missouri Systems Facilities Rev., 5 1/2% due 11/1/2023................    Aa2/AA+             2,582,140
                                                                                                                       -----------
Total Municipal Bonds (Cost $49,789,734)-- 95.8%................................................                        50,398,341
Variable Rate Demand Notes (Cost $1,400,000)-- 2.6%.............................................                         1,400,000
Other Assets Less Liabilities-- 1.6%............................................................                           828,002
                                                                                                                       -----------

NET ASSETS-- 100.0%.............................................................................                       $52,626,343
                                                                                                                       ===========

                                                    NEW YORK SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$5,000,000   Metropolitan Transportation Authority, NY (Commuter Facilities Rev.),
               6 1/2% due 7/1/2024...............................................................    Baa1/BBB+         $ 5,185,700
 3,500,000   Metropolitan Transportation Authority, NY Dedicated Tax Fund Bonds,
               5 1/4% due 4/1/2026...............................................................    Aaa/AAA             3,208,450
 2,900,000   Metropolitan Transportation Authority, NY (Transit Facilities Rev.),
               6.10% due 7/1/2026...............................................................     Aaa/AAA             2,949,271
 2,500,000   Municipal Assistance Corporation for the City of New York, NY, 6.90% due 7/1/2007..     Aa2/AA              2,564,500
 4,000,000   New York City Municipal Water Finance Authority, NY Water & Sewer System Rev.,
               6 1/4% due 6/15/2020..............................................................    A2/A-               4,130,520
 2,435,000   New York City, NY GOs, 7 1/4% due 8/15/2024.........................................    Baa1/BBB+           2,597,415
 1,500,000   New York City, NY GOs, 6% due 8/1/2026.............................................     Baa1/BBB+           1,430,385
 1,000,000   New York City, NY Trust for Cultural Resources Rev. (Museum of Modern Art),
               5 1/2% due 1/1/2021...............................................................    Aaa/AAA               946,700
 3,500,000   New York State Dormitory Authority Rev. (Rockefeller University), 7 3/8% due
               7/1/2014.........................................................................     Aaa/AAA             3,694,775
 5,000,000   New York State Dormitory Authority Rev. (Fordham University), 5 3/4% due 7/1/2015...    Aaa/AAA             4,966,000
 3,500,000   New York State Dormitory Authority Rev. (Mental Health Services Facilities
               Improvement), 5 3/4% due 8/15/2022................................................    Baa1/BBB+           3,303,895
 5,000,000   New York State Dormitory Authority Rev. (Skidmore College), 5 3/8% due 7/1/2023.....    Aaa/AAA             4,595,200
 2,500,000   New York State Energy Research &Development Authority Gas Facilities Rev.
               (Brooklyn Union Gas), 6 3/4% due 2/1/2024*........................................    Aaa/AAA             2,686,575
 3,000,000   New York State Environmental Facilities Corporation Pollution Control Rev.
               (State Water-- Revolving Fund), 6.90% due 11/15/2015.............................     Aaa/AAA             3,371,070
 _______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
PORTFOLIOS OF INVESTMENTS (continued)
____________________________________________________________________________________________________________________________________
                                                    NEW YORK SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$3,000,000   New York State Housing Finance Agency Rev. (Phillips Village Project),
               7 3/4% due 8/15/2017*.............................................................    A/NR              $ 3,301,260
 3,000,000   New York State Local Government Assistance Corp., 6% due 4/1/2024...................    A3/A                2,992,050
 2,000,000   New York State Medical Care Facilities Finance Agency Rev. (The Hospital for
               Special Surgery), 6 3/8% due 8/15/2024............................................    Aa/AA               2,048,680
 2,000,000   New York State Mortgage Agency (Homeownership Mortgage), 7 1/2% due 4/1/2016........    Aa/NR               2,103,400
 3,000,000   New York State Power Authority General Purpose Rev., 6 1/2% due 1/1/2019............    Aaa/AAA             3,182,910
 4,000,000   New York State Thruway Authority Service Contract Rev., 6 1/4% due 4/1/2014.........    Baa1/BBB            4,056,360
 4,000,000   New York State Thruway Authority General Rev., 6% due 1/1/2025.....................     Aaa/AAA             4,014,200
 4,000,000   Onondaga County, NY Industrial Development Agency Sewer Facilities Rev.
               (Bristol Myers-Squibb Co. Project), 5 3/4% due 3/1/2024...........................    Aaa/AAA             3,940,560
 2,250,000   Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094....    A1/AA-              2,311,717
 1,000,000   Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026............    Baa1/A                931,350
 5,000,000   United Nations Development Corporation, NY (A Public Benefit Corporation of
               the State of New York Senior Lien), 6% due 7/1/2026...............................    A/NR                4,891,600
                                                                                                                       -----------
Total Municipal Bonds (Cost $77,667,487)-- 98.3%.................................................                        79,404,543
Other Assets Less Liabilities-- 1.7%.............................................................                        1,382,315
                                                                                                                       -----------

NET ASSETS-- 100.0%..............................................................................                      $80,786,858
                                                                                                                       ===========


                                                      OHIO SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$2,000,000   Barberton, OH Sewer System Mortgage Rev., 6 5/8% due 12/1/2006.....................     Aaa/AAA           $ 2,071,800
 2,250,000   Beavercreek Local School District, OH GOs (School Improvement Bonds),
               5.70% due 12/1/2020..............................................................     Aaa/AAA             2,204,010
 3,450,000   Big Walnut Local School District, OH School Building Construction & Improvement
               GOs, 7.20% due 6/1/2007..........................................................     Aaa/AAA             3,825,601
 3,000,000   Clermont County, OH Hospital Facilities Rev. (Mercy Health System), 5 7/8%
               due 1/1/2015.....................................................................     Aaa/AAA             3,014,490
 1,000,000   Clermont County, OH Hospital Facilities Rev. (Mercy Health System), 5 5/8%
               due 9/1/2021.....................................................................     Aaa/AAA               960,860
 5,000,000   Cleveland, OH Waterworks Improvement Rev., 5 3/4% due 1/1/2021.....................     Aaa/AAA             4,935,750
 5,000,000   Columbus, OH GOs, 6 1/2% due 1/1/2010..............................................     Aaa/AAA             5,456,650
 4,500,000   Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
               Airport Project), 6% due 1/1/2020*...............................................     Aaa/AAA             4,455,450
 3,000,000   Dayton, OH Water System Mortgage Rev., 6 3/4% due 12/1/2010........................     Aaa/AAA             3,111,750
 7,000,000   Erie County, OH Franciscan Services Corp. Rev. (Providence Hospital Inc.),
               6% due 1/1/2013..................................................................     NR/A-               6,811,770
 7,750,000   Franklin County, OH GOs, 5 3/8% due 12/1/2020......................................     Aaa/AAA             7,347,310
 7,500,000   Franklin County, OH Hospital Rev. (Riverside United Methodist Hospital),
               5 3/4% due 5/15/2020.............................................................     Aa3/NR              7,185,300
 5,000,000   Hamilton County, OH Health Care System Rev. (Sisters of Charity Health Care),
               6 1/4% due 5/15/2014.............................................................     Aaa/AAA             5,156,750
 _______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.


====================================================================================================================================
                                                                                                                      March 31, 1997
____________________________________________________________________________________________________________________________________
                                                       OHIO SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$2,500,000   Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017........................     Aaa/AAA          $  2,407,225
 8,000,000   Hamilton, OH Electric System Mortgage Rev., 6% due 10/15/2023......................     Aaa/AAA             8,072,080
 4,000,000   Hudson Local School District, OH GOs, 7.10% due 12/15/2013.........................     A1/NR               4,399,440
 1,095,000   Lake County, OH Hospital Improvement Rev. (Lake Hospital System Inc.),
               8% due 1/1/2013..................................................................     Aaa/AAA             1,120,338
 5,000,000   Mount Vernon, OH Hospital Rev. (Knox Community Hospital), 7 7/8% due 6/1/2012......     NR/NR               5,154,750
 2,500,000   Northeast, OH Regional Sewer District Wastewater Rev., 5.60% due 11/15/2013........     Aaa/AAA             2,493,400
 5,000,000   Ohio Air Quality Development Authority Pollution Control Rev. (Ohio Edison
               Company Project), 7.45% due 3/1/2016.............................................     Aaa/AAA             5,427,750
 2,000,000   Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric
               Company Project), 5.45% due 1/1/2024.............................................     Aaa/AAA             1,861,700
 6,500,000   Ohio Air Quality Development Authority Rev. (JMG Project), 6 3/8% due 1/1/2029*....     Aaa/AAA             6,693,505
 4,430,000   Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed
               Securities Program), 6.10% due 9/1/2028*.........................................     NR/AAA              4,386,896
 3,000,000   Ohio State GOs Infrastructure Improvement, 6 1/2% due 8/1/2011.....................     Aa1/AA+             3,181,710
 1,500,000   Ohio State Higher Educational Facilities Commission Mortgage Rev.
               (University of Dayton Project), 7 1/4% due 12/1/2012.............................     Aaa/AAA             1,641,450
 3,000,000   Ohio State Higher Educational Facilities Commission Rev. (Oberlin College Project),
               5 3/8% due 10/1/2015.............................................................     NR/AA               2,843,490
 2,000,000   Ohio State Liquor Profits Rev., 6.85% due 3/1/2000.................................     Aaa/AAA             2,121,760
 6,000,000   Ohio State Public Facilities Commission Rev. (Higher Education Capital Facilities),
               6.30% due 5/1/2006...............................................................     Aaa/AAA             6,343,380
 2,455,000   Ohio State Water Development Authority Rev. (Safe Water), 9 3/8% due 12/1/2010.....     Aaa/AAA             3,045,084
 2,500,000   Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP
               Steel, L.L.C. Project-- Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*...     Aa3/AA-             2,599,525
 8,000,000   Ohio State Water Development Authority Water Development Rev. (Dayton Power &
               Light Co. Project), 6.40% due 8/15/2027..........................................     Aa3/AA-             8,372,720
 6,000,000   Ohio Turnpike Commission, OH Turnpike Rev., 5.70% due 2/15/2017....................     Aaa/AAA             5,922,360
 2,955,000   Pickerington Local School District, OH School Building Construction GOs,
               8% due 12/1/2005.................................................................     Aaa/AAA             3,378,954
 4,000,000   Puerto Rico Highway &Transportation Authority Highway Rev., 5 1/2% due 7/1/2036....     Baa1/A              3,727,360
   775,000   Toledo, OH Sewer System Rev., 7 3/4% due 11/15/2017................................     Aaa/AAA               827,708
   560,000   Toledo, OH Waterworks Rev., 7 3/4% due 11/15/2017..................................     Aaa/AAA               598,086
 2,500,000   Twinsburg City School District, OH School Improvement GOs, 5.90% due 12/1/2021.....     Aaa/AAA             2,508,125
 3,000,000   University of Toledo, OH General Receipts Bonds, 7.10% due 6/1/2010................     Aaa/AAA             3,270,930
 2,000,000   Worthington City School District, OH School Building Construction & Improvement
               GOs, 8 3/4% due 12/1/2002........................................................     Aaa/AAA             2,236,460
                                                                                                                      ------------
Total Municipal Bonds (Cost $146,376,131)-- 97.9%...............................................                       151,173,677
Variable Rate Demand Notes (Cost $900,000)-- 0.6%...............................................                           900,000
Other Assets Less Liabilities-- 1.5%............................................................                         2,407,012
                                                                                                                      ------------

NET ASSETS-- 100.0%.............................................................................                      $154,480,689
                                                                                                                      ============

 _______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.
                                       19

====================================================================================================================================
PORTFOLIOS OF INVESTMENTS (continued)                                                                                 March 31, 1997
____________________________________________________________________________________________________________________________________
                                                            OREGON SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$1,000,000   Albany, OR GOs Water Bonds, 6 5/8% due 11/1/2009...................................     Aaa/AAA          $  1,002,010
 2,000,000   Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016...................     Aaa/AAA             2,029,420
 1,000,000   Clackamas County, OR Hospital Facility Authority Rev. (Kaiser Permanente),
               6 1/4% due 4/1/2021...............................................................    Aa3/AA              1,032,230
 2,000,000   Eugene, OR Electric Utility Rev., 5.80% due 8/1/2022...............................     Aaa/AAA             2,005,540
 1,500,000   Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009.........................     Aa1/AA-             1,507,125
   730,000   Eugene, OR Water Utility System Rev., 6.55% due 8/1/2003...........................     A1/AA-                746,257
 2,500,000   Hillsboro, OR Hospital Facilities Authority Rev. (Tuality Healthcare),
               5 3/4% due 10/1/2012..............................................................    NR/BBB+             2,412,350
 1,000,000   Metropolitan Service District, OR GOs (Oregon Convention Center),
               6 1/4% due 1/1/2013...............................................................    Aa/AA+              1,041,040
 1,250,000   Multnomah County School District, OR GOs, 6.80% due 12/15/2004.....................     Aa/A+               1,256,937
 1,750,000   Multnomah County School District, OR GOs, 5 1/2% due 6/1/2015.......................    A1/A+               1,678,093
 2,000,000   North Clackamas Parks & Recreation District-- Clackamas County, OR Rev.
               (Recreational Facilities), 5.70% due 4/1/2013....................................     NR/A-               1,954,900
 2,000,000   North Wasco County People's Utility District-- Wasco County, OR Rev.
               (Bonneville Power Administration), 5.20% due 12/1/2024...........................     Aa1/AA-             1,810,040
   750,000   Ontario, OR Hospital Facility Authority Health Facilities Rev. Catholic Health
               Corporation (Dominican Sisters of Ontario Inc., dba Holy Rosary Medical
               Center Project), 6.10% due 11/15/2017............................................     A1/AA-                752,198
 1,000,000   Oregon Department of Transportation Regional Light Rail Extension Rev.,
               6.20% due 6/1/2008...............................................................     Aaa/AAA             1,070,590
 2,850,000   Oregon Health, Housing, Educational & Cultural Facilities Authority Rev.
               (Reed College Project), 5 3/8% due 7/1/2025.......................................    NR/A+               2,678,658
 1,250,000   Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028.........................    Aaa/AAA             1,149,525
    15,000   Oregon Housing Agency Mortgage Rev. (Single Family Mortgage Program),
               7 3/8% due 7/1/2020*..............................................................    Aa1/NR                 15,355
 2,000,000   Oregon Housing & Community Services Department Housing & Finance Rev.
               (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012.....................    A1/A+               1,971,860
   945,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
               Mortgage Program), 5.65% due 7/1/2019*...........................................     Aa/NR                 894,594
   900,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
               Mortgage Program), 7% due 7/1/2022*..............................................     Aa/NR                 930,141
 1,000,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
               Mortgage Program), 6% due 7/1/2027*..............................................     Aa/NR                 983,440
   500,000   Oregon State GOs (Veterans' Welfare), 9% due 10/1/2006.............................     Aa/AA                 642,765
 1,500,000   Oregon State GOs (Veterans' Welfare), 5 7/8% due 10/1/2018.........................     Aa/AA               1,499,085
   500,000   Oregon State GOs (Alternate Energy Project), 8.40% due 1/1/2008....................     Aa/AA                 543,170
   250,000   Oregon State GOs (Elderly & Disabled Housing), 7.20% due 8/1/2021..................     Aa/AA                 260,400
 1,000,000   Oregon State GOs (Elderly & Disabled Housing), 6.60% due 8/1/2022*.................     Aa/AA               1,050,790
   950,000   Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*...............     Aaa/AAA             1,084,444
    50,000   Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*...............     Aaa/AAA                54,076
   500,000   Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025*..............     Aaa/AAA               485,685
 1,500,000   Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026*..............     Aaa/AAA             1,422,135
 2,000,000   Portland, OR GOs, 5.60% due 6/1/2014...............................................     Aa/NR               1,990,240
 _______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.



====================================================================================================================================
                                                                                                                      March 31, 1997
____________________________________________________________________________________________________________________________________
                                                      OREGON SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$1,250,000   Portland, OR Hospital Facilities Authority Rev. (Legacy Health System),
               6 5/8% due 5/1/2011.............................................................      Aaa/AAA         $   1,332,125
 3,000,000   Portland, OR Sewer System Rev., 6% due 10/1/2012..................................      Aaa/AAA             3,091,170
 1,000,000   Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2026...     Baa1/A                931,350
 1,000,000   Puerto Rico Highway &Transportation Authority Highway Rev., 5 1/2% due 7/1/2036....     Baa1/A                931,840
   630,000   Puerto Rico Housing Finance Corp. (Single Family Mortgage Rev.),
               6.85% due 10/15/2023............................................................      Aaa/AAA               657,172
 1,000,000   Puerto Rico Ports Authority Rev., 7% due 7/1/2014*................................      Aaa/AAA             1,087,820
 1,000,000   Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2013..........................     A/A+                  974,230
 2,600,000   Salem, OR Pedestrian Safety Improvements GOs,  5 3/4% due 5/1/2011.................     Aaa/AAA             2,645,838
 1,000,000   Tri-County Metropolitan Transportation District of Oregon GOs (Light Rail
               Extension), 6% due 7/1/2012.....................................................      Aa/AA+              1,022,330
 1,110,000   Tualatin Development Commission, OR (Urban Renewal & Redevelopment),
               7 3/8% due 1/1/2007..............................................................     Baa1/NR             1,117,726
 2,000,000   Unified Sewerage Agency Washington County, OR Sewer Rev., 6 1/8% due 10/1/2012.....     Aaa/AAA             2,075,980
                                                                                                                      ------------
Total Municipal Bonds (Cost $52,793,853)-- 96.8%...............................................                         53,822,674
Variable Rate Demand Notes (Cost $900,000)-- 1.6%..............................................                            900,000
Other Assets Less Liabilities-- 1.6%...........................................................                            893,867
                                                                                                                      ------------

NET ASSETS-- 100.0%............................................................................                        $55,616,541
                                                                                                                      ------------

                                                        SOUTH CAROLINA SERIES
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$1,125,000   Anderson County, SC GOs, 7 3/4% due 4/1/2009........................................    NR/A             $  1,158,750
 2,500,000   Anderson County, SC Hospital Rev. (Anderson Memorial Hospital), 5 1/4% due 2/1/2012.    Aaa/AAA             2,397,825
 3,800,000   Berkeley County, SC Water & Sewer Rev., 5.55% due 6/1/2016.........................     Aaa/AAA             3,639,792
 3,000,000   Charleston County, SC Hospital Facilities Rev. (Bon Secours Health System Project),
               5 5/8% due 8/15/2025.............................................................     Aaa/AAA             2,827,860
   745,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
               7.15% due 2/1/2004...............................................................     A1/A                  792,635
   770,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
               7.15% due 8/1/2004...............................................................     A1/A                  819,234
   800,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
               7.20% due 2/1/2005...............................................................     A1/A                  851,912
   750,000   Charleston, SC Waterworks & Sewer System Rev., 7 3/4% due 1/1/2011..................    Aaa/AAA               786,323
 2,500,000   Charleston, SC Waterworks & Sewer System Rev., 6% due 1/1/2012.....................     A1/AA-              2,506,600
 1,500,000   Clemson University, SC Student & Faculty Housing Rev., 6.65% due 6/1/2011.              Aaa/AAA             1,585,005
 1,000,000   Clinton, SC Utility System Rev., 7.20% due 6/1/2011................................     A/NR                1,064,030
 6,000,000   Darlington County, SC Industrial Development Rev. (Nucor Corporation Project),
               5 3/4% due 8/1/2023*..............................................................    A1/AA-              5,911,440


 _______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.
                                                                                                                                  21

====================================================================================================================================
PORTFOLIO OF INVESTMENTS (continued)
____________________________________________________________________________________________________________________________________
                                                  SOUTH CAROLINA SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------
$2,000,000   Darlington County, SC Industrial Development Rev. (Sonoco Products Company
               Project), 6% due 4/1/2026........................................................     A2/A              $ 1,993,720
 2,500,000   Fairfield County, SC Pollution Control Rev. (South Carolina Electric & Gas
               Company), 6 1/2% due 9/1/2014.....................................................    A1/A                2,670,875
 1,000,000   Georgetown County, SC Pollution Control Facilities Rev. (International Paper
               Company), 7 3/8% due 6/15/2005....................................................    A3/A-               1,056,310
 3,000,000   Greenville Hospital System, SC Hospital Facilities Rev., 5 1/2% due 5/1/2016........    NR/AA-              2,866,800
 2,000,000   Greenville Hospital System, SC Hospital Facilities Rev., 5 1/4% due 5/1/2023........    A3/AA-              1,808,240
 3,000,000   Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital),
               5 7/8% due 10/1/2017..............................................................    Aaa/AAA             2,980,560
 2,425,000   Lancaster County, SC School District GOs, 6.60% due 7/1/2011........................    Aaa/AAA             2,602,122
 2,600,000   Lancaster County, SC School District GOs, 6.60% due 7/1/2012........................    Aaa/AAA             2,789,904
 2,000,000   Lancaster County, SC Waterworks & Sewer System Rev., 5 1/4% due 5/1/2021.............   Aaa/AAA             1,817,180
 2,720,000   Laurens County, SC Combined Utility System Rev., 5% due 1/1/2018....................    Aaa/AAA             2,420,038
 1,650,000   Laurens County, SC Combined Utility System Rev., 7 5/8% due 1/1/2018................    Aaa/AAA             1,744,446
   500,000   Laurens County, SC Health Care System, 7.80% due 1/1/2008...........................    Aaa/AAA               524,310
 1,000,000   Lexington County School District, SC Certificates of Participation (Red Bank/White
               Knoll Elementary Project), 7.10% due 9/1/2011.....................................    Aaa/AAA             1,094,160
 1,000,000   Medical University South Carolina Hospital Facilities Rev., 5.60% due 7/1/2011......    Aaa/AAA             1,013,050
 4,000,000   Mount Pleasant, SC Water & Sewer Rev., 6% due 12/1/2020.............................    Aaa/AAA             4,011,760
 2,000,000   Myrtle Beach, SC Waterworks & Sewer System Rev., 5 1/4% due 3/1/2020.................   Aaa/AAA             1,819,020
 1,500,000   North Charleston Sewer District, SC Rev., 6 3/8% due 7/1/2012........................   Aaa/AAA             1,648,035
 1,500,000   North Charleston Sewer District, SC Rev., 7 3/4% due 8/1/2018........................   Aaa/AAA             1,601,070
 5,000,000   Oconee County, SC Pollution Control Rev. (Duke Power Co. Project),
               5.80% due 4/1/2014................................................................    Aa2/AA-             5,058,300
 1,250,000   Piedmont Municipal Power Agency, SC Electric Rev., 6 1/4% due 1/1/2021...............   Aaa/AAA             1,331,963
 4,000,000   Piedmont Municipal Power Agency, SC Electric Rev., 6.30% due 1/1/2022...............    Aaa/AAA             4,148,240
 1,000,000   Puerto Rico Highway &Transportation Authority Highway Rev., 5 1/2%, due 7/1/2036.....   Baa1/A                931,840
 1,000,000   Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2022............................   A/A+                  954,430
 2,000,000   Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp Corp. Project),
               7.45% due 4/1/2021*...............................................................    A1/A-               2,181,080
 1,000,000   Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp Corp. Project),
               7 1/8% due 9/1/2021*...............................................................   A1/A-               1,068,060
 1,000,000   Rock Hill, SC Combined Utilities System Rev., 8% due 1/1/2018.......................    Aaa/AAA             1,050,180
 5,000,000   Rock Hill, SC Combined Utilities System Rev., 5% due 1/1/2020.......................    Aaa/AAA             4,394,600
 1,000,000   St. Andrews, SC Public Service District Sewer Systems Rev., 7 3/4% due 1/1/2018......   Aaa/AAA             1,048,430
 6,000,000   South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2023...................    Aaa/AAA             5,940,420
 1,740,000   South Carolina State Housing Authority (Single Family Mortgage Purchase),
               6.70% due 7/1/2010................................................................    Aaa/AAA             1,770,154
   500,000   South Carolina State Housing Finance & Development Authority (Homeownership
               Mortgage), 7.55% due 7/1/2011.....................................................    Aa/AA                 522,800
 2,265,000   South Carolina State Housing Finance & Development Authority Rental Housing Rev.
               (North Bluff Project), 5.60% due 7/1/2016.........................................    NR/AA               2,174,626
 1,000,000   South Carolina State Housing Finance & Development Authority (Multi-Family
               Development Rev.), 6 7/8% due 11/15/2023.........................................     Aaa/NR              1,035,390


 _______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal minimum tax.
See Notes to Financial Statements.



====================================================================================================================================
                                                                                                                      March 31, 1997
____________________________________________________________________________________________________________________________________
                                                  SOUTH CAROLINA SERIES (continued)
   FACE                                                                                              RATINGS             MARKET
  AMOUNT                               MUNICIPAL BONDS                                             MOODY'S/S&P+          VALUE
 --------                           ---------------------                                       -----------------    -------------


$4,000,000   Spartanburg,SCWater System Rev., 6.10% due 6/1/2021 ...............................     Aaa/AAA           $ 4,041,520
 3,000,000   University of South Carolina Rev., 5 3/4% due 6/1/2026 .............................    Aaa/AAA             2,925,210
 2,000,000   Western Carolina Regional Sewer Authority, SC Sewer System Rev., 5 1/2% due 3/1/2010    Aaa/AAA             2,004,980
                                                                                                                      ------------
Total Municipal Bonds (Cost $101,150,518)-- 98.9% ..............................................                       103,385,229
Other Assets Less Liabilities-- 1.1% ...........................................................                         1,141,612
                                                                                                                      ------------

NET ASSETS-- 100.0% ............................................................................                      $104,526,841
                                                                                                                      ============

 _______________________
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.
                                                                                                                                  23


=====================================================================================================================
STATEMENTS OF ASSETS AND LIABILITIES
_____________________________________________________________________________________________________________________

                                               NATIONAL       COLORADO       GEORGIA       LOUISIANA      MARYLAND
                                                SERIES         SERIES        SERIES         SERIES         SERIES
                                             -------------  ------------- -------------  -------------  -------------
ASSETS:
Investments, at value (see portfolios
of investments):
   Long-term holdings ....................   $  94,214,030    $48,602,301   $ 49,549,419    $54,108,337   $52,495,478
   Short-term holdings ...................       8,000,000           --          400,000        600,000       900,000
                                             -------------    -----------   ------------    -----------   -----------
                                               102,214,030     48,602,301     49,949,419     54,708,337    53,395,478
Cash .....................................         268,196        113,168        246,311        207,118        75,602
Interest receivable ......................       1,573,347        932,653        882,826        966,895     1,017,064
Receivable for securities sold ...........         660,000          5,033           --             --            --
Expenses prepaid to shareholder
   service agent .........................          13,588          7,134          7,474          6,794         9,851
Receivable for Capital Stock sold ........           4,982          4,371            492            286        32,248
Other ....................................          11,212          5,598          5,551          5,431        21,875
                                             -------------    -----------   ------------    -----------   -----------
Total Assets .............................     104,745,355     49,670,258     51,092,073     55,894,861    54,552,118
                                             -------------    -----------   ------------    -----------   -----------
LIABILITIES:
Payable for securities purchased .........       7,283,083           --             --             --            --
Dividends payable ........................         191,211         95,683         96,745        110,943       106,042
Payable for Capital Stock repurchased ....         172,522         77,193        211,479         66,755        27,455
Payable to custodian .....................            --             --             --             --            --
Accrued expenses, taxes, and other .......         115,696         68,394         68,904         72,366        68,389
                                             -------------    -----------   ------------    -----------   -----------
Total Liabilities ........................       7,762,512        241,270        377,128        250,064       201,886
                                             -------------    -----------   ------------    -----------   -----------
Net Assets ...............................   $  96,982,843    $49,428,988   $ 50,714,945    $55,644,797   $54,350,232
                                             =============    ===========   ============    ===========   ===========
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ................................   $      12,444    $     6,795   $      6,232    $     6,887   $     6,671
  Class D ................................             263             34            295             51           243
Additional paid-in capital ...............      99,585,708     48,895,966     49,700,679     53,943,445    52,866,191
Undistributed/accumulated net realized
   gain (loss) ...........................      (3,274,611)        77,849        (28,476)        35,603       256,444
Net unrealized appreciation of investments         659,039        448,344      1,036,215      1,658,811     1,220,683
                                             -------------    -----------   ------------    -----------   -----------
Net Assets ...............................   $  96,982,843    $49,428,988   $ 50,714,945    $55,644,797   $54,350,232
                                             =============    ===========   ============    ===========   ===========
NET ASSETS:
Class A ..................................   $  94,979,587    $49,180,018   $ 48,418,276    $55,238,854   $52,440,230
Class D ..................................   $   2,003,256    $   248,970   $  2,296,669    $   405,943   $ 1,910,002

SHARES OF CAPITAL STOCK OUTSTANDING
($.001 par value):
Class A ..................................      12,444,094      6,795,275      6,231,599      6,887,280     6,670,857
CLASS D ..................................         262,661         34,419        295,000         50,628       242,787

NET ASSET VALUE PER SHARE:
Class A ..................................   $        7.63    $      7.24   $       7.77    $      8.02   $      7.86
Class D ..................................   $        7.63    $      7.23   $       7.79    $      8.02   $      7.87
_______________
See Notes to Financial Statements.

24




=====================================================================================================================
                                                                                                       March 31, 1997
_____________________________________________________________________________________________________________________

                                            MASSACHUSETTS      MICHIGAN      MINNESOTA      MISSOURI
                                               SERIES          SERIES         SERIES         SERIES
                                            -------------   ------------  --------------  -------------
ASSETS:
Investments, at value (see portfolios
of investments):
   Long-term holdings ....................   $102,924,496   $140,137,969   $ 118,605,000    $50,398,341
   Short-term holdings ...................        400,000        200,000       4,900,000      1,400,000
                                             ------------   ------------   -------------    -----------
                                              103,324,496    140,337,969     123,505,039     51,798,341
Cash .....................................        273,714        300,810          76,121         55,760
Interest receivable ......................      1,800,539      2,751,054       1,820,056      1,033,984
Receivable for securities sold ...........           --             --              --             --
Expenses prepaid to shareholder
   service agent .........................         16,646         19,024          20,722          6,454
Receivable for Capital Stock sold ........            572         57,257          11,633            809
Other ....................................         11,351         11,091          12,259          6,534
                                             ------------   ------------   -------------    -----------
Total Assets .............................    105,427,318    143,477,205     125,445,830     52,901,882
                                             ------------   ------------   -------------    -----------
LIABILITIES:
Payable for securities purchased .........           --             --              --             --
Dividends payable ........................        211,820        287,883         252,898        100,748
Payable for Capital Stock repurchased ....        197,634        165,571          95,971         94,494
Payable to custodian .....................           --             --              --             --
Accrued expenses, taxes, and other .......        104,309        146,068         135,827         80,297
                                             ------------   ------------   -------------    -----------
Total Liabilities ........................        513,763        599,522         484,696        275,539
                                             ------------   ------------   -------------    -----------
Net Assets ...............................   $104,913,555   $142,877,683   $ 124,961,134    $52,626,343
                                             ============   ============   =============    ===========
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ................................   $     13,427   $     17,057   $      16,164    $     6,923
  Class D ................................            195            175             234             58
Additional paid-in capital ...............    103,142,965    138,571,229     121,298,306     51,640,756
Undistributed/accumulated net realized
   gain (loss) ...........................        319,640        933,387        (752,801)       369,999
Net unrealized appreciation of investments      1,437,328      3,355,835       4,399,231        608,607
                                             ------------   ------------   -------------    -----------
Net Assets ...............................   $104,913,555   $142,877,683   $ 124,961,134    $52,626,343
                                             ============   ============   =============    ===========
NET ASSETS:
Class A ..................................   $103,409,850   $141,426,166   $ 123,173,725    $52,186,499
Class D ..................................   $  1,503,705   $  1,451,517   $   1,787,409    $   439,844
SHARES OF CAPITAL STOCK OUTSTANDING
($.001 par value):
Class A ..................................     13,427,279     17,056,731      16,163,984      6,922,627
CLASS D ..................................        195,348        175,186        234,512          58,337
NET ASSET VALUE PER SHARE:
Class A ..................................   $       7.70   $       8.29   $        7.62    $      7.54
Class D ..................................   $       7.70   $       8.29   $        7.62    $      7.54



                                              NEW YORK         OHIO          OREGON      SOUTH CAROLINA
                                               SERIES         SERIES         SERIES          SERIES
                                            -------------  -------------   -----------    -------------
ASSETS:
Investments, at value (see portfolios
of investments):
   Long-term holdings ....................   $ 79,404,543   $151,173,677   $ 53,822,674   $103,385,229
   Short-term holdings ...................           --          900,000        900,000           --
                                             ------------   ------------   ------------   ------------
                                               79,404,543    152,073,677     54,722,674    103,385,229
Cash .....................................        225,555        213,376          3,524           --
Interest receivable ......................      1,309,019      2,636,809      1,081,576      1,764,102
Receivable for securities sold ...........           --             --             --             --
Expenses prepaid to shareholder
   service agent .........................         11,210         21,062          8,153         15,287
Receivable for Capital Stock sold ........        107,172         68,435          2,857        111,841
Other ....................................          7,471         12,002          8,483          8,537
                                             ------------   ------------   ------------   ------------
Total Assets .............................     81,064,970    155,025,361     55,827,267    105,284,996
                                             ------------   ------------   ------------   ------------
LIABILITIES:
Payable for securities purchased .........           --             --             --             --
Dividends payable ........................        165,544        314,800        105,208        207,806
Payable for Capital Stock repurchased ....         15,332         65,868         31,228        196,742
Payable to custodian .....................           --             --             --          241,956
Accrued expenses, taxes, and other .......         97,236        164,004         74,290        111,651
                                             ------------   ------------   ------------   ------------
Total Liabilities ........................        278,112        544,672        210,726        758,155
                                             ------------   ------------   ------------   ------------
Net Assets ...............................   $ 80,786,858   $154,480,689   $ 55,616,541   $104,526,841
                                             ============   ============   ============   ============
COMPOSITION OF NET ASSETS:
Capital Stock, at par:
  Class A ................................   $     10,091   $     19,342   $      7,167   $     12,883
  Class D ................................            157            120            182            409
Additional paid-in capital ...............     79,021,076    148,972,644     54,392,847    102,086,962
Undistributed/accumulated net realized
   gain (loss) ...........................         18,478        691,037        187,524        191,876
Net unrealized appreciation of investments      1,737,056      4,797,546      1,028,821      2,234,711
                                             ------------   ------------   ------------   ------------
Net Assets ...............................   $ 80,786,858   $154,480,689   $ 55,616,541   $104,526,841
                                             ============   ============   ============   ============
NET ASSETS:
Class A ..................................   $ 79,545,741   $153,520,733   $ 54,239,820   $101,311,052
Class D ..................................   $  1,241,117   $    959,956   $  1,376,721   $  3,215,789
SHARES OF CAPITAL STOCK OUTSTANDING
($.001 par value):
Class A ..................................     10,091,050     19,341,570      7,167,065     12,882,466
CLASS D ..................................        157,306        120,361        182,047        409,309
NET ASSET VALUE PER SHARE:
Class A ..................................   $       7.88   $       7.94   $       7.57   $       7.86
Class D ..................................   $       7.89   $       7.98   $       7.56   $       7.86

--------------
See Notes to Financial Statements.
                                                                           25

=====================================================================================================================
STATEMENTS OF OPERATIONS
_____________________________________________________________________________________________________________________

                                          NATIONAL        COLORADO       GEORGIA       LOUISIANA       MARYLAND
                                           SERIES          SERIES        SERIES         SERIES          SERIES
                                        -------------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
Interest ..............................   $ 3,019,379    $ 1,531,693    $ 1,508,492    $ 1,697,275    $ 1,632,286
                                          -----------    -----------    -----------    -----------    -----------
EXPENSES:
Management fees .......................       253,975        128,759        131,336        142,070        138,621
Shareholder account services ..........        69,948         38,460         38,235         34,435         46,597
Distribution and service fees .........        63,803         23,089         34,188         28,616         34,208
Auditing and legal fees ...............        16,274         19,096         17,054         20,408         16,955
Custody and related services ..........        15,843          6,639          6,561          5,741          6,616
Registration ..........................         8,410          2,426          2,891          2,969          4,341
Shareholders' meeting .................         4,612          2,883          2,645          2,059          3,081
Shareholder reports and communications          3,422          4,398          4,571          4,691          1,349
Directors' fees and expenses ..........         2,830          2,669          2,652          2,693          2,693
Miscellaneous .........................         3,323          2,229          2,259          2,302          2,312
                                          -----------    -----------    -----------    -----------    -----------
Total Expenses ........................       442,440        230,648        242,392        245,984        256,773
                                          -----------    -----------    -----------    -----------    -----------
Net Investment Income .................     2,576,939      1,301,045      1,266,100      1,451,291      1,375,513
                                          -----------    -----------    -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments       (61,790)       115,782        (20,303)        38,579        320,207
Net change in unrealized appreciation
  of investments ......................      (781,906)      (326,297)      (431,658)      (282,210)      (908,217)
                                          -----------    -----------    -----------    -----------    -----------
Net Loss on Investments ...............      (843,696)      (210,515)      (451,961)      (243,631)      (588,010)
                                          -----------    -----------    -----------    -----------    -----------
Increase in Net Assets from
  Operations ..........................   $ 1,733,243    $ 1,090,530    $   814,139    $ 1,207,660    $   787,503
                                          ===========    ===========    ===========    ===========    ===========

________
See Notes to Financial Statements.
26




===================================================================================================
                                                            For the Six Months Ended March 31, 1997
___________________________________________________________________________________________________

                                       MASSACHUSETTS       MICHIGAN     MINNESOTA      MISSOURI
                                          SERIES            SERIES        SERIES        SERIES
                                       --------------     ----------  -------------  -------------
INVESTMENT INCOME:
Interest ..............................   $ 3,274,807    $ 4,439,994    $ 3,856,513    $ 1,515,488
                                          -----------    -----------    -----------    -----------
EXPENSES:
Management fees .......................       274,182        367,394        316,975        129,939
Shareholder account services ..........        78,581         99,479        103,446         36,983
Distribution and service fees .........        57,075         77,161         70,151         28,711
Auditing and legal fees ...............        17,647         16,855         18,473         18,377
Custody and related services ..........        14,206         21,223         16,033          6,633
Registration ..........................         5,913          4,226          4,697          3,735
Shareholders' meeting .................         4,987          7,197          7,862          2,867
Shareholder reports and communications          2,707          5,200          3,296          5,086
Directors' fees and expenses ..........         2,765          2,752          2,765          2,669
Miscellaneous .........................         2,787          4,353          4,446          2,186
                                          -----------    -----------    -----------    -----------
Total Expenses ........................       460,850        605,840        548,144        237,186
                                          -----------    -----------    -----------    -----------
Net Investment Income .................     2,813,957      3,834,154      3,308,369      1,278,302
                                          -----------    -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments       324,745        939,714        686,627        374,990
Net change in unrealized appreciation
  of investments ......................    (1,258,094)    (2,226,419)    (1,693,112)    (1,011,603)
                                          -----------    -----------    -----------    -----------
Net Loss on Investments ...............      (933,349)    (1,286,705)    (1,006,485)      (636,613)
                                          -----------    -----------    -----------    -----------
Increase in Net Assets from
  Operations ..........................   $ 1,880,608    $ 2,547,449    $ 2,301,884    $   641,689
                                          ===========    ===========    ===========    ===========


                                                                                         SOUTH
                                          NEW YORK         OHIO           OREGON        CAROLINA
                                           SERIES         SERIES          SERIES         SERIES
                                        -------------  -------------  ------------   --------------
INVESTMENT INCOME:
Interest ..............................   $ 2,457,300    $ 4,796,286    $ 1,674,933    $ 3,221,208
                                          -----------    -----------    -----------    -----------
EXPENSES:
Management fees .......................       207,168        397,691        143,831        272,300
Shareholder account services ..........        54,044        107,358         41,755         75,785
Distribution and service fees .........        42,312         80,130         34,117         65,255
Auditing and legal fees ...............        16,272         16,853         18,704         16,880
Custody and related services ..........         6,632         18,188          9,521         15,391
Registration ..........................         4,132          4,811          3,203          3,725
Shareholders' meeting .................         3,119          7,673          3,136          4,888
Shareholder reports and communications          5,570          4,707          4,770          2,533
Directors' fees and expenses ..........         2,765          2,765          2,665          2,652
Miscellaneous .........................         2,849          5,403          2,379          3,511
                                          -----------    -----------    -----------    -----------
Total Expenses ........................       344,863        645,579        264,081        462,920
                                          -----------    -----------    -----------    -----------
Net Investment Income .................     2,112,437      4,150,707      1,410,852      2,758,288
                                          -----------    -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments        19,766        700,992        217,441        194,385
Net change in unrealized appreciation
  of investments ......................      (761,376)    (2,321,691)      (480,769)    (1,266,423)
                                          -----------    -----------    -----------    -----------
Net Loss on Investments ...............      (741,610)    (1,620,699)      (263,328)    (1,072,038)
                                          -----------    -----------    -----------    -----------
Increase in Net Assets from
  Operations ..........................   $ 1,370,827    $ 2,530,008    $ 1,147,524    $ 1,686,250
                                          ===========    ===========    ===========    ===========


                                       27

===============================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
_______________________________________________________________________________________________________________

                                                      NATIONAL SERIES                    COLORADO SERIES
                                                ----------------------------     ------------------------------
                                                 SIX MONTHS         YEAR          SIX MONTHS         YEAR
                                                   ENDED           ENDED            ENDED            ENDED
                                                  3/31/97         9/30/96          3/31/97          9/30/96
                                               ------------    -------------    -------------    --------------
OPERATIONS:
Net investment income .....................   $   2,576,939    $   5,411,626    $   1,301,045    $   2,708,720
Net realized gain (loss) on investments ...         (61,790)       1,270,012          115,782          230,074
Net change in unrealized
   appreciation of investments ............        (781,906)         477,663         (326,297)        (404,283)
                                              -------------    -------------    -------------    -------------
Increase in net assets from operations ....       1,733,243        7,159,301        1,090,530        2,534,511
                                              -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ................................      (2,490,350)      (5,337,292)      (1,295,825)      (2,698,764)
   Class D ................................         (86,589)         (74,334)          (5,220)          (9,956)
Net realized gain on investments:
   Class A ................................            --               --               --               --
   Class D ................................            --               --               --               --
                                              -------------    -------------    -------------    -------------
Decrease in net assets from distributions .      (2,576,939)      (5,411,626)      (1,301,045)      (2,708,720)
                                              -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   CLASS A ................................       1,407,119        6,105,129          477,413        1,368,525
   Class D ................................         319,961          940,723           27,650           56,953
Net asset value of shares issued in
   payment of dividends:
   Class A ................................       1,341,378        2,793,160          702,334        1,465,852
   Class D ................................          59,802           56,590            3,187            5,835
Exchanged from associated Funds:
   Class A ................................       2,531,138       30,244,931        1,363,276        1,429,514
   Class D ................................      16,229,852        8,276,409             --              1,923
Net asset value of shares issued in payment
of gain distribution:
   Class A ................................            --               --               --               --
   Class D ................................            --               --               --               --
                                              -------------    -------------    -------------    -------------
Total .....................................      21,889,250       48,416,942        2,573,860        4,328,602
                                              -------------    -------------    -------------    -------------
Cost of shares repurchased:
   Class A ................................      (5,018,249)     (13,127,822)      (3,018,053)      (5,606,419)
   Class D ................................        (505,682)        (326,631)          (7,483)          (1,000)
Exchanged into associated Funds:
   Class A ................................      (3,175,585)     (33,145,022)      (2,430,792)      (1,047,428)
   Class D ................................     (18,956,548)      (5,370,882)         (28,158)            --
                                              -------------    -------------    -------------    -------------
Total .....................................     (27,656,064)     (51,970,357)      (5,484,486)      (6,654,847)
                                              -------------    -------------    -------------    -------------
Decrease in net assets
   from capital share transactions ........      (5,766,814)      (3,553,415)      (2,910,626)      (2,326,245)
                                              -------------    -------------    -------------    -------------
Decrease in net assets ....................      (6,610,510)      (1,805,740)      (3,121,141)      (2,500,454)
NET ASSETS:
Beginning of period .......................     103,593,353      105,399,093       52,550,129       55,050,583
                                              -------------    -------------    -------------    -------------
End of period .............................   $  96,982,843    $ 103,593,353    $  49,428,988    $  52,550,129
                                              =============    =============    =============    =============
-----------------
See Notes to Financial Statements.
28


=====================================================================================================================

_____________________________________________________________________________________________________________________

                                                       GEORGIA SERIES                  LOUISIANA SERIES
                                                ----------------------------     --------------------------
                                                 SIX MONTHS         YEAR          SIX MONTHS         YEAR
                                                   ENDED           ENDED            ENDED            ENDED
                                                  3/31/97         9/30/96          3/31/97          9/30/96
                                               ------------    --------------    -------------    ---------
OPERATIONS:
Net investment income .....................   $  1,266,100    $  2,794,673     $  1,451,291    $  3,108,490
Net realized gain (loss) on investments ...        (20,303)        234,736           38,579         764,403
Net change in unrealized
   appreciation of investments ............       (431,658)        574,897         (282,210)        (27,213)
                                              ------------    ------------     ------------    ------------
Increase in net assets from operations ....        814,139       3,604,306        1,207,660       3,845,680
                                              ------------    ------------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ................................     (1,223,962)     (2,697,792)      (1,443,112)     (3,091,821)
   Class D ................................        (42,138)        (96,881)          (8,179)        (16,669)
Net realized gain on investments:
   Class A ................................       (180,236)       (395,597)        (753,044)       (467,263)
   Class D ................................         (6,873)        (14,504)          (5,217)         (3,540)
                                              ------------    ------------     ------------    ------------
Decrease in net assets from distributions .     (1,453,209)     (3,204,774)      (2,209,552)     (3,579,293)
                                              ------------    ------------     ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   CLASS A ................................        853,121       2,193,735          583,791       2,360,417
   Class D ................................        512,753       1,001,710           34,710          95,464
Net asset value of shares issued in
   payment of dividends:
   Class A ................................        811,423       1,741,886          738,638       1,645,661
   Class D ................................         34,529          77,107            4,772          10,639
Exchanged from associated Funds:
   Class A ................................        191,274         290,528           21,008           4,573
   Class D ................................         21,346           7,853             --              --
Net asset value of shares issued in payment
of gain distribution:
   Class A ................................        140,329         304,162          518,498         317,865
   Class D ................................          6,295          13,827            3,466           3,070
                                              ------------    ------------     ------------    ------------
Total .....................................      2,571,070       5,630,808        1,904,883       4,437,689
                                              ------------    ------------     ------------    ------------
Cost of shares repurchased:
   Class A ................................     (3,387,899)    (10,153,419)      (2,834,434)     (8,844,981)
   Class D ................................       (460,390)       (419,468)         (19,087)       (185,368)
Exchanged into associated Funds:
   Class A ................................       (575,845)     (1,457,061)         (58,354)       (467,638)
   Class D ................................       (115,286)       (435,462)            --            (5,400)
                                              ------------    ------------     ------------    ------------
Total .....................................     (4,539,420)    (12,465,410)      (2,911,875)     (9,503,387)
                                              ------------    ------------     ------------    ------------
Decrease in net assets
   from capital share transactions ........     (1,968,350)     (6,834,602)      (1,006,992)     (5,065,698)
                                              ------------    ------------     ------------    ------------
Decrease in net assets ....................     (2,607,420)     (6,435,070)      (2,008,884)     (4,799,311)
NET ASSETS:
Beginning of period .......................     53,322,365      59,757,435       57,653,681      62,452,992
                                              ------------    ------------     ------------    ------------
End of period .............................   $ 50,714,945    $ 53,322,365     $ 55,644,797    $ 57,653,681
                                              ------------    ------------     ------------    ------------



                                                    MARYLAND SERIES                 MASSACHUSETTS SERIES
                                              ------------------------------    ------------------------------
                                                SIX MONTHS         YEAR          SIX MONTHS          YEAR
                                                   ENDED           ENDED            ENDED            ENDED
                                                  3/31/97         9/30/96          3/31/97          9/30/96
                                              -------------     ------------    -------------     ------------
OPERATIONS:
Net investment income .....................   $   1,375,513    $   2,850,710    $   2,813,957    $   5,969,270
Net realized gain (loss) on investments ...         320,207          237,843          324,745        1,211,500
Net change in unrealized
   appreciation of investments ............        (908,217)         207,699       (1,258,094)        (502,191)
                                              -------------    -------------    -------------    -------------
Increase in net assets from operations ....         787,503        3,296,252        1,880,608        6,678,579
                                              -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ................................      (1,334,227)      (2,793,641)      (2,783,571)      (5,917,218)
   Class D ................................         (41,286)         (57,069)         (30,386)         (52,052)
Net realized gain on investments:
   Class A ................................        (281,130)        (237,764)      (1,068,791)      (1,556,813)
   Class D ................................         (11,087)          (3,924)         (14,031)         (12,717)
                                              -------------    -------------    -------------    -------------
Decrease in net assets from distributions .      (1,667,730)      (3,092,398)      (3,896,779)      (7,538,800)
                                              -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   CLASS A ................................         605,335        2,002,265        1,226,433        3,289,916
   Class D ................................         251,960        1,482,760          149,994          664,274
Net asset value of shares issued in
   payment of dividends:
   Class A ................................         771,279        1,630,540        1,642,038        3,456,082
   Class D ................................          37,367           47,295           18,176           33,741
Exchanged from associated Funds:
   Class A ................................         463,783        1,117,092        5,709,091        4,648,026
   Class D ................................            --               --              8,924          180,514
Net asset value of shares issued in payment
of gain distribution:
   Class A ................................         205,081          175,287          774,630        1,131,226
   Class D ................................          10,110            3,460            9,688            9,793
                                              -------------    -------------    -------------    -------------
Total .....................................       2,344,915        6,458,699        9,538,974       13,413,572
                                              -------------    -------------    -------------    -------------
Cost of shares repurchased:
   Class A ................................      (2,383,913)      (6,209,930)      (5,484,909)     (12,032,238)
   Class D ................................        (305,021)        (122,344)         (50,399)        (239,034)
Exchanged into associated Funds:
   Class A ................................        (413,841)      (1,151,307)      (8,341,608)      (5,473,480)
   Class D ................................         (99,960)         (10,726)          (8,905)        (133,437)
                                              -------------    -------------    -------------    -------------
Total .....................................      (3,202,735)      (7,494,307)     (13,885,821)     (17,878,189)
                                              -------------    -------------    -------------    -------------
Decrease in net assets
   from capital share transactions ........        (857,820)      (1,035,608)      (4,346,847)      (4,464,617)
                                              -------------    -------------    -------------    -------------
Decrease in net assets ....................      (1,738,047)        (831,754)      (6,363,018)      (5,324,838)
NET ASSETS:
Beginning of period .......................      56,088,279       56,920,033      111,276,573      116,601,411
                                              -------------    -------------    -------------    -------------
End of period .............................   $  54,350,232    $  56,088,279    $ 104,913,555    $ 111,276,573
                                              -------------    -------------    -------------    -------------

                                                                                                            29



=====================================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS (continued)
_____________________________________________________________________________________________________________________

                                                    MICHIGAN SERIES                    MINNESOTA SERIES
                                             ------------------------------     ------------------------------
                                                SIX MONTHS       YEAR             SIX MONTHS          YEAR
                                                   ENDED         ENDED              ENDED            ENDED
                                                  3/31/97       9/30/96           3/31/97           9/30/96
                                             --------------    -------------    --------------   ------------
OPERATIONS:
Net investment income .....................   $   3,834,154    $   8,012,309    $   3,308,369    $   7,189,682
Net realized gain (loss) on investments ...         939,714        1,595,202          686,627       (1,345,678)
Net change in unrealized
   appreciation of investments ............      (2,226,419)        (620,275)      (1,693,112)        (718,882)
                                              -------------    -------------    -------------    -------------
Increase in net assets from operations ....       2,547,449        8,987,236        2,301,884        5,125,122
                                              -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ................................      (3,801,120)      (7,945,727)      (3,264,405)      (7,091,290)
   Class D ................................         (33,034)         (66,582)         (43,964)         (98,392)
Net realized gain on investments:
   Class A ................................      (1,581,301)      (2,526,473)            --           (339,461)
   Class D ................................         (17,780)         (24,970)            --             (5,862)
                                              -------------    -------------    -------------    -------------
Decrease in net assets from distributions .      (5,433,235)     (10,563,752)      (3,308,369)      (7,535,005)
                                              -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ................................       2,056,970        5,017,723        4,377,656        5,136,193
   Class D ................................         245,895          643,962          117,634          355,058
Net asset value of shares issued in payment
of dividends:
   Class A ................................       2,304,303        4,892,727        2,210,647        4,809,942
   Class D ................................          23,039           43,735           30,875           74,558
Exchanged from associated Funds:
   Class A ................................       4,753,899        2,197,763          185,278          496,211
   Class D ................................         200,705          210,059             --             48,646
Net asset value of shares issued in payment
of gain distribution:
   Class A ................................       1,180,119        1,901,806             --            270,799
   Class D ................................          13,960           21,146             --              4,666
                                              -------------    -------------    -------------    -------------
Total .....................................      10,778,890       14,928,921        6,922,090       11,196,073
                                              -------------    -------------    -------------    -------------
Cost of shares repurchased:
   Class A ................................      (8,123,733)     (13,211,454)      (7,072,948)     (13,463,390)
   Class D ................................        (384,695)        (368,116)        (344,115)        (507,655)
EXCHANGED INTO ASSOCIATED FUNDS:
   Class A ................................      (6,068,908)      (2,652,409)      (1,707,128)      (1,423,552)
   Class D ................................        (102,397)        (217,280)         (39,298)        (135,371)
                                              -------------    -------------    -------------    -------------
Total .....................................     (14,679,733)     (16,449,259)      (9,163,489)     (15,529,968)
                                              -------------    -------------    -------------    -------------
Increase (decrease) in net assets
   from capital share transactions ........      (3,900,843)      (1,520,338)      (2,241,399)      (4,333,895)
                                              -------------    -------------    -------------    -------------
Increase (decrease) in net assets .........      (6,786,629)      (3,096,854)      (3,247,884)      (6,743,778)

NET ASSETS:
Beginning of period .......................     149,664,312      152,761,166      128,209,018      134,952,796
                                              -------------    -------------    -------------    -------------
End of period .............................   $ 142,877,683    $ 149,664,312    $ 124,961,134    $ 128,209,018
                                              =============    =============    =============    =============
___________
See Notes to Financial Statements.

30


=====================================================================================================================

_____________________________________________________________________________________________________________________

                                                     MISSOURI SERIES                NEW YORK SERIES
                                             ------------------------------  -----------------------------
                                               SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                 ENDED           ENDED           ENDED           ENDED
                                                3/31/97         9/30/96         3/31/97         9/30/96
                                             -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income .....................   $  1,278,302    $  2,553,696    $  2,112,437    $  4,425,553
Net realized gain (loss) on investments ...        374,990         702,168          19,766       1,161,126
Net change in unrealized
   appreciation of investments ............     (1,011,603)       (147,019)       (761,376)         36,180
                                              ------------    ------------    ------------    ------------
Increase in net assets from operations ....        641,689       3,108,845       1,370,827       5,622,859
                                              ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ................................     (1,267,515)     (2,529,631)     (2,086,651)     (4,381,889)
   Class D ................................        (10,787)        (24,065)        (25,786)        (43,664)
Net realized gain on investments:
   Class A ................................       (542,355)       (477,820)       (213,515)           --
   Class D ................................         (5,999)         (5,541)         (3,062)           --
                                              ------------    ------------    ------------    ------------
Decrease in net assets from distributions .     (1,826,656)     (3,037,057)     (2,329,014)     (4,425,553)
                                              ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ................................      4,674,327       2,604,871       2,540,115       3,350,809
   Class D ................................          7,200         354,207         149,854         411,499
Net asset value of shares issued in payment
of dividends:
   Class A ................................        656,613       1,314,503       1,185,421       2,485,560
   Class D ................................          8,751          15,852          17,862          31,604
Exchanged from associated Funds:
   Class A ................................        140,217          90,007       2,315,019       3,161,968
   Class D ................................            100          44,301           1,500         184,854
Net asset value of shares issued in payment
of gain distribution:
   Class A ................................        354,701         311,188         166,872            --
   Class D ................................          5,296           2,649           2,545            --
                                              ------------    ------------    ------------    ------------
Total .....................................      5,847,205       4,737,578       6,379,188       9,626,294
                                              ------------    ------------    ------------    ------------
Cost of shares repurchased:
   Class A ................................     (1,880,707)     (4,836,102)     (5,607,743)     (9,268,664)
   Class D ................................       (101,357)       (304,921)        (46,535)       (258,544)
EXCHANGED INTO ASSOCIATED FUNDS:
   Class A ................................       (526,680)       (788,552)     (2,830,032)     (2,173,151)
   Class D ................................        (33,582)        (57,294)        (21,391)       (116,722)
                                              ------------    ------------    ------------    ------------
Total .....................................     (2,542,326)     (5,986,869)     (8,505,701)    (11,817,081)
                                              ------------    ------------    ------------    ------------
Increase (decrease) in net assets
   from capital share transactions ........      3,304,879      (1,249,291)     (2,126,513)     (2,190,787)
                                              ------------    ------------    ------------    ------------
Increase (decrease) in net assets .........      2,119,912      (1,177,503)     (3,084,700)       (993,481)
NET ASSETS:
Beginning of period .......................     50,506,431      51,683,934      83,871,558      84,865,039
                                              ------------    ------------    ------------    ------------
End of period .............................   $ 52,626,343    $ 50,506,431    $ 80,786,858    $ 83,871,558
                                              ============    ============    ============    ============

                                                   OHIO SERIES                    OREGON SERIES
                                             ----------------------------  -------------------------------
                                               SIX MONTHS          YEAR        SIX MONTHS           YEAR
                                                  ENDED            ENDED          ENDED             ENDED
                                                 3/31/97          9/30/96        3/31/97           9/30/96
                                             --------------    -------------   --------------    -------------
OPERATIONS:
Net investment income .....................   $   4,150,707    $   8,922,203    $   1,410,852    $   3,107,679
Net realized gain (loss) on investments ...         700,992        1,396,965          217,441          286,078
Net change in unrealized
   appreciation of investments ............      (2,321,691)      (1,059,760)        (480,769)        (342,324)
                                              -------------    -------------    -------------    -------------
Increase in net assets from operations ....       2,530,008        9,259,408        1,147,524        3,051,433
                                              -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ................................      (4,129,995)      (8,882,222)      (1,381,288)      (3,041,984)
   Class D ................................         (20,712)         (39,981)         (29,564)         (65,695)
Net realized gain on investments:
   Class A ................................      (1,382,343)        (794,088)        (304,704)         (61,975)
   Class D ................................          (8,277)          (3,482)          (8,165)          (1,566)
                                              -------------    -------------    -------------    -------------
Decrease in net assets from distributions .      (5,541,327)      (9,719,773)      (1,723,721)      (3,171,220)
                                              -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ................................       1,837,689        4,520,137        1,003,867        3,453,799
   Class D ................................         113,045          348,741          102,371          410,708
Net asset value of shares issued in payment
of dividends:
   Class A ................................       2,572,963        5,490,252          876,641        1,922,589
   Class D ................................          18,345           34,422           22,055           51,715
Exchanged from associated Funds:
   Class A ................................         226,723          939,551           32,221          554,373
   Class D ................................            --              4,272           92,319           21,324
Net asset value of shares issued in payment
of gain distribution:
   Class A ................................       1,060,708          599,050          232,602           46,901
   Class D ................................           7,582            3,281            6,239            1,353
                                              -------------    -------------    -------------    -------------
Total .....................................       5,837,055       11,939,706        2,368,315        6,462,762
                                              -------------    -------------    -------------    -------------
Cost of shares repurchased:
   Class A ................................     (10,759,011)     (16,177,726)      (4,249,731)      (7,135,242)
   Class D ................................        (156,224)         (24,324)        (355,828)        (304,546)
EXCHANGED INTO ASSOCIATED FUNDS:
   Class A ................................        (667,850)      (2,863,802)        (438,770)        (932,697)
   Class D ................................         (15,479)         (10,486)         (16,515)        (129,221)
                                              -------------    -------------    -------------    -------------
Total .....................................     (11,598,564)     (19,076,338)      (5,060,844)      (8,501,706)
                                              -------------    -------------    -------------    -------------
Increase (decrease) in net assets
   from capital share transactions ........      (5,761,509)      (7,136,632)      (2,692,529)      (2,038,944)
                                              -------------    -------------    -------------    -------------
Increase (decrease) in net assets .........      (8,772,828)      (7,596,997)      (3,268,726)      (2,158,731)

NET ASSETS:
Beginning of period .......................     163,253,517      170,850,514       58,885,267       61,043,998
                                              -------------    -------------    -------------    -------------
End of period .............................   $ 154,480,689    $ 163,253,517    $  55,616,541    $  58,885,267
                                              =============    =============    =============    =============

                                                                                                            31

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                                  SOUTH CAROLINA SERIES
                                              ------------------------------
                                                SIX MONTHS         YEAR
                                                   ENDED           ENDED
                                                 3/31/97          9/30/96
                                              -------------    -------------
OPERATIONS:
Net investment income .....................   $   2,758,288    $   5,818,944
Net realized gain on investments ..........         194,385        1,720,268
Net change in unrealized
   appreciation of investments ............      (1,266,423)         (81,642)
                                              -------------    -------------
Increase in net assets from operations ....       1,686,250        7,457,570
                                              -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A ................................      (2,698,141)      (5,721,911)
   Class D ................................         (60,147)         (97,033)
Net realized gain on investments:
   Class A ................................      (1,667,625)        (253,251)
   Class D ................................         (42,381)          (5,029)
                                              -------------    -------------
Decrease in net assets from distributions .      (4,468,294)      (6,077,224)
                                              -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares:
   Class A ................................       2,049,724        7,339,428
   Class D ................................         706,946        1,431,442
Net asset value of shares issued in payment
of dividends:
   Class A ................................       1,575,855        3,322,251
   Class D ................................          51,880           85,491
Exchanged from associated Funds:
   Class A ................................         305,050          844,016
   Class D ................................            --               --
Net asset value of shares issued in payment
of gain distribution:
   Class A ................................       1,298,064          195,931
   Class D ................................          40,550            4,927
                                              -------------    -------------
TOTAL .....................................       6,028,069       13,223,486
                                              -------------    -------------
Cost of shares repurchased:
   Class A ................................      (8,560,333)     (14,837,001)
   Class D ................................        (151,555)        (519,148)
Exchanged into associated Funds:
   Class A ................................        (816,673)      (2,478,917)
   Class D ................................         (67,550)         (16,928)
                                              -------------    -------------
Total .....................................      (9,596,111)     (17,851,994)
                                              -------------    -------------
Decrease in net assets
   from capital share transactions ........      (3,568,042)      (4,628,508)
                                              -------------    -------------
Decrease in net assets ....................      (6,350,086)      (3,248,162)

NET ASSETS:
Beginning of period .......................     110,876,927      114,125,089
                                              -------------    -------------
End of period .............................   $ 104,526,841    $ 110,876,927
                                              =============    =============
------------------
See Notes to Financial Statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Seligman Municipal Fund Series, Inc. (the "Fund") consists of 13 separate series: the "National Series," the "Colorado Series," the "Georgia Series," the "Louisiana Series," the "Maryland Series," the "Massachusetts Series," the "Michigan Series," the "Minnesota Series," the "Missouri Series," the "New York Series," the "Ohio Series," the "Oregon Series," and the "South Carolina Series." Each Series of the Fund offers two classes of shares. All shares existing prior to February 1, 1994, the commencement date of Class D shares, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within eighteen months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL of 1% imposed on certain redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Dividends are declared daily and paid monthly.

c. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 1997, distribution and service fees were the only class-specific expenses.

e. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, and realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

3. Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1997, were as follows:

 SERIES                  PURCHASES              SALES
--------                -----------          -----------
National                $11,746,238          $21,792,805
Colorado                       --              2,018,250
Georgia                   1,902,160            2,969,160
Louisiana                 8,894,825           10,977,641
Maryland                  5,462,960            6,793,900
Massachusetts            15,495,424           20,138,170
Michigan                 10,962,466           15,845,815
Minnesota                 1,489,485            8,860,565
Missouri                  4,457,100            2,030,000
New York                 10,000,775           11,700,530
Ohio                     11,376,700           18,650,303
Oregon                    4,389,360            8,855,760
South Carolina                 --              4,317,125

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

At March 31, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                           TOTAL               TOTAL
                        UNREALIZED          UNREALIZED
 SERIES                APPRECIATION        DEPRECIATION
--------                ----------          ----------
National                $2,101,523          $1,442,484
Colorado                 2,072,378           1,624,034
Georgia                  1,773,095             736,880
Louisiana                2,122,406             463,595
Maryland                 1,826,140             605,457
Massachusetts            2,688,080           1,250,752
Michigan                 4,188,940             833,105
Minnesota                5,543,548           1,144,317
Missouri                 1,401,570             792,963
New York                 2,311,901             574,845
Ohio                     6,045,914           1,248,368
Oregon                   1,463,458             434,637
South Carolina           3,077,614             842,903


4. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Series' average daily net assets.

Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares, and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for the sale of Class A shares:

                      DISTRIBUTOR       DEALER
 SERIES               CONCESSIONS     COMMISSIONS
--------                ------          -------
National                $2,952          $22,378
Colorado                 2,434           17,366
Georgia                  4,357           31,126
Louisiana                2,860           22,069
Maryland                 3,106           23,691
Massachusetts            5,156           39,074
Michigan                 8,944           68,939
Minnesota                5,216           40,832
Missouri                 1,920           15,046
New York                 7,475           54,393
Ohio                     8,629           65,227
Oregon                   4,715           37,431
South Carolina           8,207           63,079

The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. For the six months ended March 31, 1997, the Distributor charged such fees to the Fund pursuant to the Plan as follows:

                                         ANNUALIZED
                       TOTAL FEES       % OF AVERAGE
 SERIES                   PAID           NET ASSETS
--------                -------         ------------
National                $43,157             .09%
Colorado                 21,828             .09
Georgia                  23,517             .09
Louisiana                26,672             .09
Maryland                 24,092             .09
Massachusetts            49,902             .09
Michigan                 69,520             .10
Minnesota                59,993             .10
Missouri                 26,040             .10
New York                 36,172             .09
Ohio                     75,334             .10
OREGON                   26,767             .10
South Carolina           50,881             .10

================================================================================

--------------------------------------------------------------------------------

Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on a annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the six months ended March 31, 1997, fees paid equivalent to 1% per annum of the average daily net assets of Class D shares were as follows:

         SERIES                         SERIES
-------------------------     --------------------------
National .......  $20,646     Minnesota .......  $10,158
Colorado .......    1,261     Missouri ........    2,671
Georgia ........   10,671     New York ........    6,140
Louisiana ......    1,944     Ohio ............    4,796
Maryland .......   10,116     Oregon ..........    7,350
Massachusetts ..    7,173     South Carolina ..   14,374
Michigan .......    7,641

The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares occurring within one year of purchase. For the six months ended March 31, 1997, such charges were as follows:

         SERIES                         SERIES
-------------------------     --------------------------

National .......   $1,296     Minnesota .......     $371
Georgia ........    4,076     Missouri ........       47
Maryland .......    2,180     New York ........        5
Massachusetts ..       34     Ohio ............      237
Michigan .......      248     South Carolina ..      694

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Fund shares, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 1997, Seligman Services, Inc. received commis-sions from sales of shares of each Series and distribution and service fees pursuant to the Plan, as follows:

                                       DISTRIBUTION AND
 SERIES               COMMISSIONS        SERVICE FEES
--------              -----------      ----------------
National                 $ 68               $3,103
Colorado                3,438                1,610
Georgia                   105                  489
Louisiana                  --                  339
Maryland                  255                  715
Massachusetts             238                1,017
Michigan                  145                1,192
Minnesota                 428                1,039
Missouri                  227                1,572
New York                  695                6,104
Ohio                    1,485                1,544
Oregon                      7                  590
South Carolina          1,754                  714

Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

         SERIES                         SERIES
-------------------------     --------------------------
National .......  $69,948     Minnesota ....... $103,446
Colorado .......   38,460     Missouri ........   36,983
Georgia ........   38,235     New York ........   54,044
Louisiana ......   34,435     Ohio ............  107,358
Maryland .......   46,597     Oregon ..........   41,755
Massachusetts ..   78,581     South Carolina ..   75,785
Michigan .......   99,479

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

Fees of $16,000 were incurred by the Fund for the legal services of Sullivan & Cromwell, a retired member of which firm is a director of the Fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and interest is included in directors' fees and expenses, and the accumulated balances thereof at March 31, 1997, are as follows:

         SERIES                         SERIES
-------------------------     --------------------------
National .......  $17,327     Minnesota .......  $14,660
Colorado .......   10,746     Missouri ........   10,746
Georgia ........   10,050     New York ........   14,660
Louisiana ......   11,707     Ohio ............   14,660
Maryland .......   11,707     Oregon ..........   10,559
Massachusetts ..   14,660     South Carolina ..   10,050
Michigan .......   14,145

5. In accordance with current federal income tax law, each of the Series' net realized capital gains and losses are considered separately for purposes of determining taxable capital gains. At September 30, 1996, the net loss carryforwards for the National and Colorado Series amounted to $3,212,821 and $37,933, respectively, which are available for offset against future taxable net gains, expiring in various amounts through 2004. Accordingly, no capital gain distributions are expected to be paid to shareholders of the National and Colorado Series until net capital gains have been realized in excess of the available capital loss carryforwards.


6. The Fund has 1,300,000,000 shares of Capital Stock authorized. At March 31, 1997, 100,000,000 shares were authorized for each Series of the Fund. Transactions in shares of Capital Stock were as follows:

                                                     NATIONAL SERIES            COLORADO SERIES           GEORGIA SERIES
                                                 ----------------------      --------------------      ----------------------
                                                  SIX MONTHS       YEAR     SIX MONTHS     YEAR      SIX MONTHS      YEAR
                                                     ENDED         ENDED       ENDED      ENDED        ENDED         ENDED
                                                    3/31/97       9/30/96     3/31/97    9/30/96      3/31/97       9/30/96
                                                 ------------  -----------  -----------  ----------  -----------  ----------
Sale of shares:
   Class A ....................................      182,097       787,838      65,182     186,485     107,849       278,594
   Class D ....................................       41,316       122,738       3,792       7,709      64,912       125,912
Shares issued in payment of dividends:
   CLASS A ....................................      173,432       362,598      95,998     200,194     102,809       221,658
   Class D ....................................        7,725         7,360         436         799       4,366         9,793
Exchanged from associated Funds:
   Class A ....................................      326,931     3,977,611     186,242     197,002      24,279        36,617
   Class D ....................................    2,099,433     1,084,989        --           258       2,693         1,004
Shares issued in payment of gain distributions:
   Class A ....................................         --            --          --          --        17,674        38,308
   Class D ....................................         --            --          --          --           792         1,739
                                                  ----------    ----------    --------    --------    --------    ----------
Total .........................................    2,830,934     6,343,134     351,650     592,447     325,374       713,625
                                                  ----------    ----------    --------    --------    --------    ----------
Shares repurchased:
   Class A ....................................     (648,800)   (1,709,147)   (412,220)   (766,043)   (429,436)   (1,294,735)
   Class D ....................................      (65,326)      (42,115)     (1,025)       (139)    (58,429)      (53,212)
Exchanged into associated Funds:
   Class A ....................................     (410,543)   (4,341,083)   (332,884)   (142,468)    (72,937)     (185,879)
   Class D ....................................   (2,447,590)     (706,332)     (3,879)       --       (14,556)      (55,816)
                                                  ----------    ----------    --------    --------    --------    ----------
Total .........................................   (3,572,259)   (6,798,677)   (750,008)   (908,650)   (575,358)   (1,589,642)
                                                  ----------    ----------    --------    --------    --------    ----------
Decrease in shares ............................     (741,325)     (455,543)   (398,358)   (316,203)   (249,984)     (876,017)
                                                  ==========    ==========    ========    ========    ========    ==========


=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------


                                                    LOUISIANA SERIES          MARYLAND SERIES         MASSACHUSETTS SERIES
                                                 -----------------------    -------------------     -------------------------
                                                  SIX MONTHS     YEAR       SIX MONTHS    YEAR       SIX MONTHS    YEAR
                                                     ENDED       ENDED         ENDED      ENDED         ENDED      ENDED
                                                    3/31/97     9/30/96       3/31/97    9/30/96       3/31/97    9/30/96
                                                 -----------------------    --------------------    -------------------------
Sale of shares:
   Class A ....................................     71,662       289,128      75,646     251,027       156,299       420,626
   Class D ....................................      4,284        11,771      31,509     187,262        19,097        84,893
Shares issued in payment of dividends:
   Class A ....................................     91,011       201,153      96,638     203,932       209,743       439,779
   Class D ....................................        588         1,298       4,677       5,928         2,323         4,303
Exchanged from associated Funds:
   Class A ....................................      2,599           559      58,245     138,972       729,185       598,715
   Class D ....................................       --            --          --          --           1,134        23,224
Shares issued in payment of gain distributions:
   Class A ....................................     63,776        38,670      25,571      21,748        98,428       142,832
   Class D ....................................        426           374       1,259         429         1,232         1,238
                                                  --------    ----------    --------    --------    ----------    ----------
Total .........................................    234,346       542,953     293,545     809,298     1,217,441     1,715,610
                                                  --------    ----------    --------    --------    ----------    ----------
Shares repurchased:
   Class A ....................................   (348,680)   (1,076,395)   (298,448)   (777,341)     (699,262)   (1,532,595)
   Class D ....................................     (2,359)      (22,258)    (38,240)    (15,227)       (6,462)      (29,941)
Exchanged into associated Funds:
   Class A ....................................     (7,203)      (56,582)    (52,072)   (144,008)   (1,070,765)     (700,147)
   Class D ....................................       --            (657)    (12,507)     (1,335)       (1,133)      (17,262)
                                                  --------    ----------    --------    --------    ----------    ----------
Total .........................................   (358,242)   (1,155,892)   (401,267)   (937,911)   (1,777,622)   (2,279,945)
                                                  --------    ----------    --------    --------    ----------    ----------
Decrease in shares ............................   (123,896)     (612,939)   (107,722)   (128,613)     (560,181)     (564,335)
                                                  ========    ==========    ========    ========    ==========    ==========

                                                     MICHIGAN SERIES             MINNESOTA SERIES            MISSOURI SERIES
                                                 ----------------------      ----------------------     ------------------------
                                                  SIX MONTHS       YEAR       SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                     ENDED        ENDED         ENDED         ENDED       ENDED        ENDED
                                                    3/31/97      9/30/96       3/31/97       9/30/96     3/31/97      9/30/96
                                                 -----------   -----------   -----------   -----------  ----------   -----------
Sale of shares:
   Class A ....................................      244,259       590,794       568,663       662,567     612,440     336,439
   Class D ....................................       29,248        75,571        15,270        45,645         935      45,866
Shares issued in payment of dividends:
   Class A ....................................      273,752       577,449       287,055       622,155      85,738     170,657
   Class D ....................................        2,740         5,165         4,006         9,641       1,142       2,059
Exchanged from associated Funds:
   Class A ....................................      563,533       261,523        24,114        63,682      18,300      11,737
   Class D ....................................       23,696        24,587          --           6,252          13       5,683
Shares issued in payment of gain distributions:
   Class A ....................................      139,825       222,433          --          34,629      46,125      40,153
   Class D ....................................        1,654         2,476          --             597         688         342
                                                  ----------    ----------    ----------    ----------    --------    --------
TOTAL .........................................    1,278,707     1,759,998       899,108     1,445,168     765,381     612,936
Shares repurchased:
   Class A ....................................     (962,538)   (1,562,041)     (917,620)   (1,744,913)   (245,294)   (626,785)
   Class D ....................................      (45,907)      (43,655)      (44,605)      (65,660)    (13,338)    (40,183)
Exchanged into associated Funds:
   Class A ....................................     (719,530)     (314,340)     (221,409)     (183,451)    (68,399)   (102,871)
   Class D ....................................      (12,064)      (25,575)       (5,099)      (17,466)     (4,387)     (7,345)
                                                  ----------    ----------    ----------    ----------    --------    --------
Total .........................................   (1,740,039)   (1,945,611)   (1,188,733)   (2,011,490)   (331,418)   (777,184)
                                                  ----------    ----------    ----------    ----------    --------    --------
Increase (decrease) in shares .................     (461,332)     (185,613)     (289,625)     (566,322)    433,963    (164,248)
                                                  ==========    ==========    ==========    ==========    ========    ========

===============================================================================================================================
NOTES TO FINANCIAL STATEMENTS (continued)
-------------------------------------------------------------------------------------------------------------------------------

                                                     NEW YORK SERIES               OHIO SERIES                OREGON SERIES
                                                 -----------------------    --------------------------  -----------------------
                                                  SIX MONTHS       YEAR        SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                     ENDED         ENDED         ENDED         ENDED        ENDED        ENDED
                                                    3/31/97       9/30/96       3/31/97       9/30/96      3/31/97      9/30/96
                                                 -----------      --------  -------------  -----------  ------------  ----------
Sale of shares:
   Class A ....................................      317,212       420,183       227,832       556,577     130,784       449,036
   Class D ....................................       18,709        51,905        13,955        42,516      13,363        53,330
Shares issued in payment of dividends:
   Class A ....................................      148,056       311,826       319,461       676,616     114,485       250,740
   Class D ....................................        2,229         3,961         2,267         4,228       2,883         6,750
Exchanged from associated Funds:
   Class A ....................................      289,031       396,166        28,216       115,979       4,212        72,458
   Class D ....................................          186        22,805          --             522      12,068         2,730
Shares issued in payment of gain distributions:
   Class A ....................................       20,729          --         131,276        73,144      30,287         6,052
   Class D ....................................          316          --             934           399         813           175
                                                  ----------    ----------    ----------    ----------    --------    ----------
Total .........................................      796,468     1,206,846       723,941     1,469,981     308,895       841,271
                                                  ----------    ----------    ----------    ----------    --------    ----------
Shares repurchased:
   Class A ....................................     (701,270)   (1,161,173)   (1,332,811)   (1,993,888)   (554,036)     (932,734)
   Class D ....................................       (5,820)      (31,991)      (19,169)       (2,985)    (46,426)      (39,953)
Exchanged into associated Funds:
   Class A ....................................     (354,496)     (273,410)      (82,772)     (354,919)    (57,397)     (122,134)
   Class D ....................................       (2,667)      (14,800)       (1,914)       (1,268)     (2,154)      (16,869)
                                                  ----------    ----------    ----------    ----------    --------    ----------
Total .........................................   (1,064,253)   (1,481,374)   (1,436,666)   (2,353,060)   (660,013)   (1,111,690)
                                                  ----------    ----------    ----------    ----------    --------    ----------
Decrease in shares ............................     (267,785)     (274,528)     (712,725)     (883,079)   (351,118)     (270,419)
                                                  ==========    ==========    ==========    ==========    ========    ==========


                                                   SOUTH CAROLINA SERIES
                                               ----------------------------
                                                  SIX MONTHS        YEAR
                                                     ENDED         ENDED
                                                    3/31/97        9/30/96
                                                 -------------   ----------
Sale of shares:
   Class A ....................................      256,156       909,638
   Class D ....................................       88,452       179,334
Shares issued in payment of dividends:
   Class A ....................................      196,961       412,361
   Class D ....................................        6,492        10,618
Exchanged from associated Funds:
   Class A ....................................       37,942       104,833
   Class D ....................................         --            --
Shares issued in payment of gain distributions:
   Class A ....................................      161,652        24,100
   Class D ....................................        5,056           607
                                                  ----------    ----------
Total .........................................      752,711     1,641,491
                                                  ----------    ----------
Shares repurchased:
   Class A ....................................   (1,068,864)   (1,840,951)
   Class D ....................................      (18,784)      (65,796)
Exchanged into associated Funds:
   Class A ....................................     (101,806)     (308,319)
   Class D ....................................       (8,432)       (2,110)
                                                  ----------    ----------
Total .........................................   (1,197,886)   (2,217,176)
                                                  ----------    ----------
Decrease in shares ............................     (445,175)     (575,685)
                                                  ==========    ==========
38

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of each Class, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors may understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

      "Total return based on net asset value" measures each Class's performance but assumes that investors purchased shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. The total returns for periods of less than one year are not annualized.

NATIONAL SERIES

                                                                      CLASS A
                                             -----------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS              YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ----------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $7.70      $7.58      $7.18      $8.72      $8.07      $7.90
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.20       0.40       0.40       0.41       0.45       0.48
Net realized and unrealized gain (loss)       (0.07)      0.12       0.40      (1.04)      0.78       0.20
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.13       0.52       0.80      (0.63)      1.23       0.68
Dividends paid or declared .............      (0.20)     (0.40)     (0.40)     (0.41)     (0.45)     (0.48)
Distributions from net gain realized ...        --         --         --       (0.50)     (0.13)     (0.03)
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net
  asset value ..........................      (0.07)      0.12       0.40      (1.54)      0.65       0.17
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $7.63      $7.70      $7.58      $7.18      $8.72      $8.07
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.63%      6.97%     11.48%     (7.83)%    16.00%      8.84%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       0.83%+     0.80%       0.86%      0.85%      0.86%      0.77%
Net investment income to
  average net assets ...................       5.10%+     5.19%      5.46%      5.30%      5.49%      6.02%
Portfolio turnover .....................      11.85%     33.99%     24.91%     24.86%     72.68%     63.99%
Net assets, end of period (000s omitted)    $94,980    $98,767   $104,184   $111,374   $136,394   $132,130


                                                            CLASS D
                                            -----------------------------------------
                                                           YEAR ENDED
PER SHARE OPERATING                         SIX MONTHS     SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                ENDED      ---------------       TO
                                            3/31/97       1996       1995     9/30/94
                                            ---------     ----       ----    --------
Net asset value, beginning of period ...      $7.70      $7.57      $7.18      $8.20
                                             ------     ------     ------      -----
Net investment income ..................       0.16       0.33       0.32       0.22
Net realized and unrealized gain (loss)       (0.07)      0.13       0.39      (1.02)
                                             ------     ------     ------      -----
Increase (decrease) from
  investment operations ................       0.09       0.46       0.71      (0.80)
Dividends paid or declared .............      (0.16)     (0.33)     (0.32)     (0.22)
Distributions from net gain realized ...        --         --         --         --
                                             ------     ------     ------      -----
Net increase (decrease) in net
  asset value ..........................      (0.07)      0.13       0.39      (1.02)
                                             ------     ------     ------      -----
Net asset value, end of period .........      $7.63      $7.70      $7.57      $7.18
                                             ======     ======     ======       ====
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.16%      6.13%     10.17%     (9.96)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       1.74%+     1.67%       1.95%      1.76%
Net investment income to
  average net assets ...................       4.17%+     4.27%      4.40%      4.37%+
Portfolio turnover .....................      11.85%     33.99%     24.91%     24.86%++
Net assets, end of period (000s omitted)     $2,003     $4,826     $1,215       $446
------------------------
See footnotes on page 45.

                                                                              39

==========================================================================================================
FINANCIAL HIGHLIGHTS (continued)
----------------------------------------------------------------------------------------------------------

COLORADO SERIES

                                                                          CLASS A
                                             -------------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS                  YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ------------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period...       $7.27      $7.30      $7.09      $7.76      $7.34      $7.22
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.18       0.37       0.38       0.37       0.39       0.42
Net realized and unrealized gain (loss)       (0.03)     (0.03)      0.21      (0.59)      0.49       0.12
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.15       0.34       0.59      (0.22)      0.88       0.54
Dividends paid or declared .............      (0.18)     (0.37)     (0.38)     (0.37)     (0.39)     (0.42)
Distributions from net gain realized ...         --         --         --      (0.08)     (0.07)        --
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net
  asset value ..........................      (0.03)     (0.03)      0.21      (0.67)      0.42       0.12
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $7.24      $7.27      $7.30      $7.09      $7.76      $7.34
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          2.11%      4.76%      8.56%     (2.92)%    12.54%      7.74%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       0.89%+     0.85%      0.93%      0.86%      0.90%      0.81%
Net investment income to
  average net assets ...................       5.05%+     5.07%      5.31%      5.06%      5.21%      5.81%
Portfolio turnover .....................       --        12.39%     14.70%     10.07%     14.09%     23.22%
Net assets, end of period (000s omitted)     $49,180    $52,295    $54,858    $58,197    $67,912    $64,900


COLORADO SERIES
                                                             CLASS D
                                            ------------------------------------------
                                                            YEAR ENDED
PER SHARE OPERATING                          SIX MONTHS    SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                 ENDED      ---------------       TO
                                               3/31/97     1996       1995    9/30/94
                                             ----------    ----       ----    -------
Net asset value, beginning of period ...       $7.27      $7.29      $7.09      $7.72
                                              ------     ------     ------      -----
Net investment income ..................        0.15       0.31       0.30       0.20
Net realized and unrealized gain (loss)        (0.04)     (0.02)      0.20      (0.63)
                                                            ----
Increase (decrease) from
  investment operations ................        0.11       0.29       0.50      (0.43)
Dividends paid or declared .............       (0.15)     (0.31)     (0.30)     (0.20)
Distributions from net gain realized ...        --         --         --         --
                                              ------     ------     ------      -----
Net increase (decrease) in net
  asset value ..........................       (0.04)     (0.02)      0.20      (0.63)
                                              ------     ------     ------      -----
Net asset value, end of period .........       $7.23      $7.27      $7.29      $7.09
                                              ======     ======     ======      =====
TOTAL RETURN BASED
  ON NET ASSET VALUE:                           1.51%      3.95%      7.26%     (5.73)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........        1.80%+     1.75%      2.02%      1.78%+
Net investment income to
  average net assets ...................        4.14%+     4.17%      4.23%      4.05%+
Portfolio turnover .....................        --        12.39%     14.70%     10.07%++
Net assets, end of period (000s omitted)        $249       $255       $193        $96


GEORGIA SERIES
                                                                      CLASS A
                                             -----------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS              YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ----------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $7.87      $7.81      $7.48      $8.43      $7.85      $7.63
                                            --------   --------   --------   --------   --------   --------
Net investment income ..................       0.19       0.39       0.39       0.41       0.43       0.46
Net realized and unrealized gain (loss)       (0.07)      0.11       0.43      (0.86)      0.62       0.25
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.12       0.50       0.82      (0.45)      1.05       0.71
Dividends paid or declared .............      (0.19)     (0.39)     (0.39)     (0.41)     (0.43)     (0.46)
Distributions from net gain realized ...      (0.03)     (0.05)     (0.10)     (0.09)     (0.04)     (0.03)
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net
  asset value ..........................      (0.10)      0.06       0.33      (0.95)      0.58       0.22
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $7.77      $7.87      $7.81      $7.48      $8.43      $7.85
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.49%      6.56%     11.66%     (5.52)%    13.96%      9.64%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       0.88%+     0.83%       0.91%      0.73%      0.63%      0.47%
Net investment income to
  average net assets ...................       4.85%+     4.94%      5.26%      5.21%      5.34%      5.95%
Portfolio turnover .....................       3.71%     16.24%      3.36%     19.34%     12.45%     10.24%
Net assets, end of period (000s omitted)    $48,418    $50,995    $57,678    $61,466    $64,650    $44,585
Without management fee waiver:*
Net investment income per share.........                            $0.39      $0.40      $0.40      $0.43
Ratios:
Expenses to average net assets..........                             0.96%      0.93%      0.93%      0.87%
Net investment income to
  average net assets....................                             5.21%      5.01%      5.04%      5.55%


                                                             CLASS D
                                            ------------------------------------------
                                                            YEAR ENDED
PER SHARE OPERATING                         SIX MONTHS     SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                 ENDED      ---------------       TO
                                               3/31/97     1996       1995    9/30/94
                                               -------     ----       ----    -------
Net asset value, beginning of period ...       $7.88      $7.82      $7.49      $8.33
                                              ------     ------     ------      -----
Net investment income ..................        0.16       0.32       0.32       0.22
Net realized and unrealized gain (loss)        (0.06)      0.11       0.43      (0.84)
                                              ------     ------     ------      -----
Increase (decrease) from
  investment operations ................        0.10       0.43       0.75      (0.62)
Dividends paid or declared .............       (0.16)     (0.32)     (0.32)     (0.22)
Distributions from net gain realized ...       (0.03)     (0.05)     (0.10)      --
                                              ------     ------     ------      -----
Net increase (decrease) in net
  asset value ..........................       (0.09)      0.06       0.33      (0.84)
                                              ------     ------     ------      -----
Net asset value, end of period .........       $7.79      $7.88      $7.82      $7.49
                                              ======     ======     ======       ====
TOTAL RETURN BASED
  ON NET ASSET VALUE:                           1.17%      5.60%     10.58%     (7.57)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........        1.79%    +1.73%       1.90%      1.76%+
Net investment income to
  average net assets ...................        3.94%+     4.03%      4.28%      4.28%+
Portfolio turnover .....................        3.71%     16.24%      3.36%     19.34%++
Net assets, end of period (000s omitted)      $2,297     $2,327     $2,079       $849
Without management fee waiver:*
Net investment income per share.........                             $0.31      $0.21
Ratios:
Expenses to average net assets..........                              1.95%      1.90%+
Net investment income to
  average net assets....................                              4.23%      4.15%+
---------------------
See footnotes on page 45.

40


==========================================================================================================

----------------------------------------------------------------------------------------------------------

LOUISIANA SERIES
                                                                      CLASS A
                                             -----------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS              YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ----------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $8.16      $8.14      $7.94      $8.79      $8.38      $8.18
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.21       0.42       0.43       0.44       0.46       0.49
Net realized and unrealized gain (loss)       (0.03)      0.08       0.34      (0.77)      0.51       0.24
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ..................     0.18       0.50       0.77      (0.33)      0.97       0.73
Dividends paid or declared .............      (0.21)     (0.42)     (0.43)     (0.44)     (0.46)     (0.49)
Distributions from net gain realized ...      (0.11)     (0.06)     (0.14)     (0.08)     (0.10)     (0.04)
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net
  asset value ............................    (0.14)      0.02       0.20      (0.85)      0.41       0.20
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $8.02      $8.16      $8.14      $7.94      $8.79      $8.38
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          2.14%      6.32%     10.30%     (3.83)%    12.10%      9.13%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets .........       0.86%+     0.82%       0.89%      0.87%      0.87%      0.80%
Net investment income to
  average net assets ...................       5.11%+     5.15%      5.44%      5.31%      5.40%      5.89%
Portfolio turnover .....................      16.02%     10.08%      4.82%     17.16%      9.21%     25.45%
Net assets, end of period (000s omitted)    $55,239    $57,264    $61,988    $61,441    $67,529    $57,931


                                                             CLASS D
                                            ------------------------------------------
                                                            YEAR ENDED
PER SHARE OPERATING                         SIX MONTHS     SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                 ENDED      ---------------       TO
                                               3/31/97     1996       1995    9/30/94
                                               -------     ----       ----    -------
Net asset value, beginning of period ...       $8.16      $8.14      $7.94      $8.73
                                              ------     ------     ------      -----
Net investment income ..................        0.17       0.35       0.35       0.24
Net realized and unrealized gain (loss)        (0.03)      0.08       0.34      (0.79)
                                              ------     ------     ------      -----
Increase (decrease) from
  investment operations ................        0.14       0.43       0.69      (0.55)
Dividends paid or declared .............       (0.17)     (0.35)     (0.35)     (0.24)
Distributions from net gain realized ...       (0.11)     (0.06)     (0.14)      --
                                              ------     ------     ------      -----
Net increase (decrease) in net
  asset value ..........................       (0.14)      0.02       0.20      (0.79)
                                              ------     ------     ------      -----
Net asset value, end of period .........       $8.02      $8.16      $8.14      $7.94
                                              ======     ======     ======      =====
TOTAL RETURN BASED
  ON NET ASSET VALUE:                           1.69%      5.37%      9.17%     (6.45)%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets .........        1.76%+     1.72%       1.91%      1.78%+
Net investment income to
  average net assets ...................        4.20%+     4.25%      4.41%      4.33%+
Portfolio turnover .....................       16.02%     10.08%      4.82%     17.16%++
Net assets, end of period (000s omitted)        $406       $389       $465       $704



MARYLAND SERIES
                                                                      CLASS A
                                             -----------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS              YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ----------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $7.99      $7.96      $7.71      $8.64      $8.15      $7.94
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.20       0.40       0.41       0.42       0.44       0.46
Net realized and unrealized gain (loss)       (0.09)      0.06       0.38      (0.76)      0.59       0.24
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.11       0.46       0.79      (0.34)      1.03       0.70
Dividends paid or declared .............      (0.20)     (0.40)     (0.41)     (0.42)     (0.44)     (0.46)
Distributions from net gain realized ...      (0.04)     (0.03)     (0.13)     (0.17)     (0.10)     (0.03)
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net
  asset value ..........................      (0.13)      0.03       0.25      (0.93)      0.49       0.21
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $7.86      $7.99      $7.96      $7.71      $8.64      $8.15
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.36%      6.00%     10.90%     (4.08)%    13.23%      9.15

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       0.89%+     0.84%       0.96%      0.92%      0.97%      0.86
Net investment income to
  average net assets ...................       4.99%+     5.05%      5.31%      5.17%      5.28%       5.76%
Portfolio turnover .....................      10.11%      5.56%      3.63%     17.68%     14.10%      29.57%
Net assets, end of period (000s omitted)    $52,440    $54,041    $56,290    $57,263    $64,472    $57,208

                                                             CLASS D
                                            ------------------------------------------
                                                            YEAR ENDED
PER SHARE OPERATING                         SIX MONTHS     SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                 ENDED      ---------------       TO
                                               3/31/97     1996       1995    9/30/94
                                               -------     ----       ----    -------
Net asset value, beginning of period ...       $7.99      $7.97      $7.72      $8.46
                                              ------     ------     ------      -----
Net investment income ..................        0.16       0.33       0.33       0.23
Net realized and unrealized gain (loss)        (0.08)      0.05       0.38      (0.74)
                                              ------     ------     ------      -----
Increase (decrease) from
  investment operations ................        0.08       0.38       0.71      (0.51)
Dividends paid or declared .............       (0.16)     (0.33)     (0.33)     (0.23)
Distributions from net gain realized ...       (0.04)     (0.03)     (0.13)      --
                                              ------     ------     ------      -----
Net increase (decrease) in net
  asset value ..........................       (0.12)      0.02       0.25      (0.74)
                                              ------     ------     ------      -----
Net asset value, end of period .........       $7.87      $7.99      $7.97      $7.72
                                              ======     ======     ======       ====
TOTAL RETURN BASED
  ON NET ASSET VALUE:                           1.03%      4.91%      9.75%     (6.21)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........        1.80%+     1.72%       2.02%      1.80%+
Net investment income to
  average net assets ...................        4.08%+     4.14%      4.27%      4.26%+
Portfolio turnover .....................       10.11%      5.56%      3.63%     17.68%++
Net assets, end of period (000s omitted)      $1,910     $2,047       $630       $424

-------------------
See footnotes on page 45.


==========================================================================================================
FINANCIAL HIGHLIGHTS (continued)
----------------------------------------------------------------------------------------------------------

MASSACHUSETTS SERIES
                                                                         CLASS A
                                             -------------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS                YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ------------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $7.85      $7.91      $7.66      $8.54      $8.06      $7.86
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.20       0.41       0.42       0.44       0.47       0.49
Net realized and unrealized gain (loss)       (0.07)      0.05       0.28      (0.67)      0.55       0.24
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.13       0.46       0.70      (0.23)      1.02       0.73
Dividends paid or declared .............      (0.20)     (0.41)     (0.42)     (0.44)     (0.47)     (0.49)
Distributions from net gain realized ...      (0.08)     (0.11)     (0.03)     (0.21)     (0.07)     (0.04)
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net
  asset value ..........................      (0.15)     (0.06)      0.25      (0.88)      0.48       0.20
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $7.70      $7.85      $7.91      $7.66      $8.54      $8.06
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.60%      5.97%      9.58%     (2.94)%    13.18%      9.75%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       0.83%+     0.80%       0.86%      0.85%      0.88%      0.77%
Net investment income to
  average net assets ...................       5.14%+     5.24%      5.51%      5.46%      5.65%      6.27%
Portfolio turnover .....................      14.46%     26.30%     16.68%     12.44%     20.66%     27.92%
Net assets, end of period (000s omitted)   $103,410   $109,872   $115,711   $120,149   $139,504   $128,334

                                                            CLASS D
                                           ------------------------------------------
                                                           YEAR ENDED
PER SHARE OPERATING                        SIX MONTHS     SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                ENDED      ---------------       TO
                                              3/31/97     1996       1995    9/30/94
                                              -------     ----       ----    -------
Net asset value, beginning of period ...      $7.84      $7.90      $7.66      $8.33
                                             ------     ------     ------      -----
Net investment income ..................       0.17       0.34       0.34       0.24
Net realized and unrealized gain (loss)       (0.06)      0.05       0.27      (0.67)
                                             ------     ------     ------      -----
Increase (decrease) from
  investment operations ................       0.11       0.39       0.61      (0.43)
Dividends paid or declared .............      (0.17)     (0.34)     (0.34)     (0.24)
Distributions from net gain realized ...      (0.08)     (0.11)     (0.03)      --
                                             ------     ------     ------      -----
Net increase (decrease) in net
  asset value ..........................      (0.14)     (0.06)      0.24      (0.67)
                                             ------     ------     ------      -----
Net asset value, end of period .........      $7.70      $7.84      $7.90      $7.66
                                             ======     ======     ======       ====
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.28%      5.01%      8.33%     (5.34)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       1.74%+     1.70%       1.95%      1.78%+
Net investment income to
  average net assets ...................       4.23%+     4.32%      4.47%      4.52%+
Portfolio turnover .....................      14.46%     26.30%     16.68%     12.44%++
Net assets, end of period (000s omitted)     $1,504     $1,405       $809     $1,099





MICHIGAN SERIES
                                                                      CLASS A
                                             -----------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS              YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ----------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $8.46      $8.54      $8.28      $9.08      $8.68      $8.38
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.22       0.45       0.46       0.46       0.47       0.50
Net realized and unrealized gain (loss)       (0.08)      0.06       0.30      (0.71)      0.59       0.35
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.14       0.51       0.76      (0.25)      1.06       0.85
Dividends paid or declared .............      (0.22)     (0.45)     (0.46)     (0.46)     (0.47)     (0.50)
Distributions from net gain realized ...      (0.09)     (0.14)     (0.04)     (0.09)     (0.19)     (0.05)
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net
  asset value ..........................      (0.17)     (0.08)      0.26      (0.80)      0.40       0.30
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $8.29      $8.46      $8.54      $8.28      $9.08      $8.68
                                            =======    =======   ========   ========   ========   ========

TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.64%      6.16%      9.56%     (2.90)%    12.97%     10.55%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       0.82%+     0.78%       0.87%      0.84%      0.83%      0.76%
Net investment income to
  average net assets ...................       5.22%+     5.29%      5.50%      5.32%      5.41%      5.93%
Portfolio turnover .....................       7.55%     19.62%     20.48%     10.06%      6.33%     32.12%
Net assets, end of period (000s omitted)   $141,426   $148,178   $151,589   $151,095   $164,638   $144,524


                                                            CLASS D
                                           ------------------------------------------
                                                           YEAR ENDED
PER SHARE OPERATING                        SIX MONTHS     SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                ENDED      ---------------       TO
                                              3/31/97     1996       1995    9/30/94
                                              -------     ----       ----    -------
Net asset value, beginning of period ...       8.45      $8.54      $8.28      $9.01
                                             ------     ------     ------      -----
Net investment income ..................       0.18       0.37       0.37       0.25
Net realized and unrealized gain (loss)       (0.07)      0.05       0.30      (0.73)
                                             ------     ------     ------      -----
Increase (decrease) from
  investment operations ................       0.11       0.42       0.67      (0.48)
Dividends paid or declared .............      (0.18)     (0.37)     (0.37)     (0.25)
Distributions from net gain realized ...      (0.09)     (0.14)     (0.04)      --
                                             ------     ------     ------      -----
Net increase (decrease) in net
  asset value ..........................      (0.16)     (0.09)      0.26      (0.73)
                                             ------     ------     ------      -----
Net asset value, end of period .........      $8.29      $8.45      $8.54      $8.28
                                             ======     ======     ======       ====

TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.31%      5.09%      8.36%     (5.47)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       1.72%+     1.68%       2.01%      1.75%+
Net investment income to
  average net assets ...................       4.32%+     4.39%      4.40%      4.40%+
Portfolio turnover .....................       7.55%     19.62%     20.48%     10.06%++
Net assets, end of period (000s omitted)     $1,452     $1,486     $1,172       $671


--------------------------
See footnotes on page 45.


==========================================================================================================

----------------------------------------------------------------------------------------------------------

MINNESOTA SERIES
                                                                      CLASS A
                                             -------------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS              YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ------------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $7.68      $7.82      $7.72      $8.28      $7.89      $7.81
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.20       0.42       0.45       0.45       0.47       0.49
Net realized and unrealized gain (loss)       (0.06)     (0.12)      0.11      (0.44)      0.51       0.09
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.14       0.30       0.56       0.01       0.98       0.58
Dividends paid or declared .............      (0.20)     (0.42)     (0.45)     (0.45)     (0.47)     (0.49)
Distributions from net gain realized ...       --        (0.02)     (0.01)     (0.12)     (0.12)     (0.01)
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net
  asset value ..........................      (0.06)     (0.14)      0.10      (0.56)      0.39       0.08
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $7.62      $7.68      $7.82      $7.72      $8.28      $7.89
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED
ON NET ASSET VALUE:                            1.83%      3.99%      7.61%      0.12%     13.06%      7.71%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       0.85%+     0.81%      0.87%      0.85%      0.90%      0.80%+

Net investment income to
  average net assets ...................       5.22%+     5.47%      5.89%      5.70%      5.89%      6.29%
Portfolio turnover .....................       1.21%     26.89%      5.57%      3.30%      5.73%     12.08%
Net assets, end of period (000s omitted)   $123,174   $126,173   $132,716   $134,990   $144,600   $151,922

                                                            CLASS D
                                            ------------------------------------------
                                                            YEAR ENDED
PER SHARE OPERATING                         SIX MONTHS     SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                ENDED      ---------------       TO
                                             3/31/97      1996       1995    9/30/94
                                             -------      ----       ----    -------
Net asset value, beginning of period ...      $7.68      $7.82      $7.73      $8.22
                                             ------     ------     ------      -----
Net investment income ..................       0.17       0.35       0.38       0.25
Net realized and unrealized gain (loss)       (0.06)     (0.12)      0.10      (0.49)
                                             ------     ------     ------      -----
Increase (decrease) from
investment operations ..................       0.11       0.23       0.48      (0.24)
Dividends paid or declared .............      (0.17)     (0.35)     (0.38)     (0.25)
Distributions from net gain realized ...       --        (0.02)     (0.01)      --
                                             ------     ------     ------      -----
Net increase (decrease) in net
asset value ............................      (0.06)     (0.14)      0.09      (0.49)
                                             ------     ------     ------      -----
Net asset value, end of period .........      $7.62      $7.68      $7.82      $7.73
                                             ======     ======     ======       ====
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.37%      3.06%      6.45%     (3.08)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       1.75%+     1.71%       1.85%      1.74%+

Net investment income to
 average net assets ....................       4.32%+     4.57%      4.92%      4.68%+
Portfolio turnover .....................       1.21%     26.89%      5.57%      3.30%++
Net assets, end of period (000s omitted)     $1,787     $2,036     $2,237     $1,649



MISSOURI SERIES
                                                                      CLASS A
                                             -----------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS              YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ----------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $7.71      $7.70      $7.41      $8.31      $7.80      $7.72
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.19       0.39       0.40       0.40       0.42       0.44
Net realized and unrealized gain (loss)       (0.09)      0.08       0.36      (0.79)      0.57       0.15
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.10       0.47       0.76      (0.39)      0.99       0.59
Dividends paid or declared .............      (0.19)     (0.39)     (0.40)     (0.40)     (0.42)     (0.44)
Distributions from net gain realized ...      (0.08)     (0.07)     (0.07)     (0.11)     (0.06)     (0.07)
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net
  asset value ..........................      (0.17)      0.01       0.29      (0.90)      0.51       0.08
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $7.54      $7.71      $7.70      $7.41      $8.31      $7.80
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.31%      6.27%     10.67%     (4.85)%    13.17%      7.87%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       0.90%+     0.86%       0.88%      0.74%      0.71%      0.83%
Net investment income to
  average net assets ...................       4.93%+     5.03%      5.31%      5.18%      5.29%      5.71%
Portfolio turnover .....................       4.04%      8.04%      3.88%     14.33%     17.03%     18.80%
Net assets, end of period (000s omitted)    $52,186    $49,941    $51,169    $52,621    $56,861    $49,459
Without management fee waiver:*
Net investment income per share.........                            $0.39      $0.39      $0.41
Ratios:
Expenses to average net assets..........                             0.93%      0.88%      0.91%
Net investment income
  to average net assets.................                             5.26%      5.04%      5.09%


                                                             CLASS D
                                            ------------------------------------------
                                                            YEAR ENDED
PER SHARE OPERATING                         SIX MONTHS     SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                 ENDED      ---------------       TO
                                               3/31/97     1996       1995    9/30/94
                                               -------     ----       ----    -------
Net asset value, beginning of period ...       $7.72      $7.70      $7.41      $8.20
                                              ------     ------     ------      -----
Net investment income ..................        0.15       0.32       0.32       0.22
Net realized and unrealized gain (loss)        (0.10)      0.09       0.36      (0.79)
                                              ------     ------     ------      -----
Increase (decrease) from
  investment operations ................        0.05       0.41       0.68      (0.57)
Dividends paid or declared .............       (0.15)     (0.32)     (0.32)     (0.22)
Distributions from net gain realized ...       (0.08)     (0.07)     (0.07)      --
                                              ------     ------     ------      -----
Net increase (decrease) in net
  asset value ..........................       (0.18)      0.02       0.29      (0.79)
                                              ------     ------     ------      -----
Net asset value, end of period .........       $7.54      $7.72      $7.70      $7.41
                                              ======     ======     ======       ====
TOTAL RETURN BASED
  ON NET ASSET VALUE: ..................        0.73%      5.46%      9.49%     (7.16)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........        1.80%+     1.76%       1.98%      1.70%+
Net investment income to
  average net assets ...................        4.03%+     4.13%      4.23%      4.27%+
Portfolio turnover .....................        4.04%      8.04%      3.88%     14.33%++
Net assets, end of period (000s omitted)        $440       $565       $515       $350
Without management fee waiver:*
Net investment income per share.........                             $0.32      $0.22
Ratios:
Expenses to average net assets..........                              2.03%      1.80%+
Net investment income
  to average net assets.................                              4.18%      4.17%+

--------------------
See footnotes on page 45.


==========================================================================================================
FINANCIAL HIGHLIGHTS (continued)
----------------------------------------------------------------------------------------------------------

NEW YORK SERIES
                                                                        CLASS A
                                             -------------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS                 YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ------------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $7.98      $7.86      $7.67      $8.75      $8.13      $7.94
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.20       0.42       0.42       0.43       0.45       0.49
Net realized and unrealized gain (loss)       (0.08)      0.12       0.36      (0.88)      0.74       0.26
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.12       0.54       0.78      (0.45)      1.19       0.75
Dividends paid or declared .............      (0.20)     (0.42)     (0.42)     (0.43)     (0.45)     (0.49)
Distributions from net gain realized ...      (0.02)      --        (0.17)     (0.20)     (0.12)     (0.07)
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net
  asset value ..........................      (0.10)      0.12       0.19      (1.08)      0.62       0.19
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $7.88      $7.98      $7.86      $7.67      $8.75      $8.13
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.54%      6.97%     10.93%     (5.37)%    15.26%      9.80%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       0.82%+     0.77%       0.88%      0.87%      0.94%      0.79%
Net investment income to
  average net assets ...................       5.11%+     5.24%      5.52%      5.31%      5.37%      6.09%
Portfolio turnover .....................      12.48%     25.88%     34.05%     28.19%     27.90%     42.90%
Net assets, end of period (000s omitted)    $79,546    $82,719    $83,980    $90,914   $104,685    $92,681


                                                              CLASS D
                                            ------------------------------------------
                                                           YEAR ENDED
PER SHARE OPERATING                         SIX MONTHS     SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                ENDED      ---------------       TO
                                              3/31/97     1996       1995    9/30/94
                                              -------     ----       ----    -------
Net asset value, beginning of period ...      $7.98      $7.87      $7.67      $8.55
                                             ------     ------     ------      -----
Net investment income ..................       0.17       0.34       0.34       0.23
Net realized and unrealized gain (loss)       (0.07)      0.11       0.37      (0.88)
                                             ------     ------     ------      -----
Increase (decrease) from
  investment operations ................       0.10       0.45       0.71      (0.65)
Dividends paid or declared .............      (0.17)     (0.34)     (0.34)     (0.23)
Distributions from net gain realized ...      (0.02)      --        (0.17)      --
                                             ------     ------     ------      -----
Net increase (decrease) in net
  asset value ..........................      (0.09)      0.11       0.20      (0.88)
                                             ------     ------     ------      -----
Net asset value, end of period .........      $7.89      $7.98      $7.87      $7.67
                                             ======     ======     ======       ====
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.21%      5.86%      9.87%     (7.73)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       1.73%+     1.68%       1.96%      1.81%+
Net investment income to
  average net assets ...................       4.19%+     4.33%      4.42%      4.39%+
Portfolio turnover .....................      12.48%     25.88%     34.05%     28.19%++
Net assets, end of period (000s omitted)     $1,241     $1,152       $885       $476



OHIO SERIES
                                                                      CLASS A
                                             -----------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS              YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ----------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $8.09      $8.11      $7.90      $8.77      $8.28      $8.06
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.21       0.43       0.44       0.44       0.46       0.49
Net realized and unrealized gain (loss)       (0.08)      0.02       0.28      (0.70)      0.56       0.26
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.13       0.45       0.72      (0.26)      1.02       0.75
Dividends paid or declared .............      (0.21)     (0.43)     (0.44)     (0.44)     (0.46)     (0.49)
Distributions from net gain realized ...      (0.07)     (0.04)     (0.07)     (0.17)     (0.07)     (0.04)
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net
  asset value ..........................      (0.15)     (0.02)      0.21      (0.87)      0.49       0.22
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $7.94      $8.09      $8.11      $7.90      $8.77      $8.28
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.59%      5.68%      9.59%     (3.08)%    12.81%      9.68%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       0.81%+     0.77%       0.84%      0.84%      0.85%      0.75%
Net investment income to
  average net assets ...................       5.22%+     5.32%      5.56%      5.34%      5.44%      6.02%
Portfolio turnover .....................       7.20%     12.90%      2.96%      9.37%     30.68%      7.15%
Net assets, end of period (000s omitted)   $153,521   $162,243   $170,191   $171,469   $190,083   $170,427

                                                            CLASS D
                                           ------------------------------------------
                                                           YEAR ENDED
PER SHARE OPERATING                        SIX MONTHS     SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                ENDED      ---------------       TO
                                              3/31/97     1996       1995    9/30/94
                                              -------     ----       ----    -------
Net asset value, beginning of period ...      $8.13      $8.15      $7.92      $8.61
                                             ------     ------     ------      -----
Net investment income ..................       0.17       0.36       0.36       0.24
Net realized and unrealized gain (loss)       (0.08)      0.02       0.30      (0.69)
                                             ------     ------     ------      -----
Increase (decrease) from
  investment operations ................       0.09       0.38       0.66      (0.45)
Dividends paid or declared .............      (0.17)     (0.36)     (0.36)     (0.24)
Distributions from net gain realized ...      (0.07)     (0.04)     (0.07)      --
                                             ------     ------     ------      -----
Net increase (decrease) in net
  asset value ..........................      (0.15)     (0.02)      0.23      (0.69)
                                             ------     ------     ------      -----
Net asset value, end of period .........      $7.98      $8.13      $8.15      $7.92
                                             ======     ======     ======       ====
TOTAL RETURN BASED
  ON NET ASSET VALUE: ..................       1.14%      4.74%      8.67%     (5.36)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       1.71%+     1.67%       1.93%      1.78%+
Net investment income to
  average net assets ...................       4.32%+     4.42%      4.48%      4.41%+
Portfolio turnover .....................       7.20%     12.90%      2.96%      9.37%++
Net assets, end of period (000s omitted)       $960     $1,011       $660       $324
---------------------
See footnotes on page 45.

44




==========================================================================================================

----------------------------------------------------------------------------------------------------------

OREGON SERIES
                                                                        CLASS A
                                             -------------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS               YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ------------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $7.65      $7.66      $7.43      $8.08      $7.60      $7.42
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.19       0.40       0.40       0.40       0.42       0.42
Net realized and unrealized gain (loss)       (0.04)      --         0.25      (0.59)      0.48       0.18
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.15       0.40       0.65      (0.19)      0.90       0.60
Dividends paid or declared .............      (0.19)     (0.40)     (0.40)     (0.40)     (0.42)     (0.42)
Distributions from net gain realized ...      (0.04)     (0.01)     (0.02)     (0.06)      --         --
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net asset value    (0.08)     (0.01)      0.23      (0.65)      0.48       0.18
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $7.57      $7.65      $7.66      $7.43      $8.08      $7.60
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED
  ON NET ASSET VALUE:                          1.94%      5.27%      9.05%     (2.38)%    12.21%      8.35%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets .........       0.90%+     0.86%       0.86%      0.78%      0.78%      0.68%
Net investment income to average
  net assets ...........................       4.92%+     5.18%      5.40%      5.20%      5.35%      5.63%
Portfolio turnover .....................       7.82%     28.65%      2.47%      9.43%      8.08%      0.21%
Net assets, end of period (000s omitted)    $54,240    $57,345    $59,549    $59,884    $62,095    $48,797
Without management fee waiver:*
Net investment income per share.........                            $0.40      $0.39      $0.41      $0.42
Ratios:
Expenses to average net assets..........                             0.91%      0.89%      0.93%      0.83%
Net investment income to
  average net assets....................                             5.35%      5.09%      5.20%      5.48%


                                                               CLASS D
                                              ----------------------------------------
                                                              YEAR ENDED
PER SHARE OPERATING                           SIX MONTHS     SEPTEMBER 30,    2/1/94**
  PERFORMANCE:                                  ENDED      ---------------       TO
                                               3/31/97     1996       1995    9/30/94
                                               -------     ----       ----    -------
Net asset value, beginning of period ...       $7.64      $7.65      $7.43      $8.02
                                              ------     ------     ------      -----
Net investment income ..................        0.15       0.33       0.33       0.22
Net realized and unrealized gain (loss)        (0.04)      --         0.24      (0.59)
                                              ------     ------     ------      -----
Increase (decrease) from
  investment operations ................        0.11       0.33       0.57      (0.37)
Dividends paid or declared .............       (0.15)     (0.33)     (0.33)     (0.22)
Distributions from net gain realized ...       (0.04)     (0.01)     (0.02)      --
                                              ------     ------     ------      -----
Net increase (decrease) in net asset value     (0.08)     (0.01)      0.22      (0.59)
                                              ------     ------     ------      -----
Net asset value, end of period .........       $7.56      $7.64      $7.65      $7.43
                                              ======     ======     ======       ====
TOTAL RETURN BASED
  ON NET ASSET VALUE:                           1.49%      4.33%      7.86%     (4.76)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........        1.80%+     1.76%       1.83%      1.72%+
Net investment income to average
  net assets ...........................        4.02%+     4.28%      4.41%      4.32%+
Portfolio turnover .....................        7.82%     28.65%      2.47%      9.43%++
Net assets, end of period (000s omitted)      $1,377     $1,540     $1,495       $843
Without management fee waiver:*
Net investment income per share.........                             $0.33      $0.22
Ratios:
Expenses to average net assets..........                              1.88%      1.82%+
Net investment income to
  average net assets....................                              4.36%      4.22%+


SOUTH CAROLINA SERIES
                                                                      CLASS A
                                             -----------------------------------------------------------

PER SHARE OPERATING                         SIX MONTHS              YEAR ENDED SEPTEMBER 30,
  PERFORMANCE:                                ENDED       ----------------------------------------------
                                             3/31/97      1996       1995       1994       1993       1992
                                             -------      ----       ----       ----       ----       ----
Net asset value, beginning of period ...      $8.07      $7.97      $7.61      $8.52      $8.00      $7.71
                                            -------    -------   --------   --------   --------   --------
Net investment income ..................       0.20       0.41       0.41       0.41       0.43       0.45
Net realized and unrealized gain (loss)       (0.08)      0.12       0.37      (0.79)      0.54       0.31
                                            -------    -------   --------   --------   --------   --------
Increase (decrease) from
  investment operations ................       0.12       0.53       0.78      (0.38)      0.97       0.76
Dividends paid or declared .............      (0.20)     (0.41)     (0.41)     (0.41)     (0.43)     (0.45)
Distributions from net gain realized ...      (0.13)     (0.02)     (0.01)     (0.12)     (0.02)     (0.02)
                                            -------    -------   --------   --------   --------   --------
Net increase (decrease) in net asset value    (0.21)      0.10       0.36      (0.91)      0.52       0.29
                                            -------    -------   --------   --------   --------   --------
Net asset value, end of period .........      $7.86      $8.07      $7.97      $7.61      $8.52      $8.00
                                            =======    =======   ========   ========   ========   ========
TOTAL RETURN BASED ON
NET ASSET VALUE:                               1.43%      6.82%     10.69%     (4.61)%    12.52%     10.08%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       0.82%+     0.80%       0.88%      0.83%      0.85%      0.81%
Net investment income to average
net assets .............................       5.08%+     5.15%      5.38%      5.12%      5.19%      5.71%
Portfolio turnover .....................       --        20.66%      4.13%      1.81%     17.69%      3.37%
Net assets, end of period (000s omitted)   $101,311   $108,163   $112,421   $115,133   $120,589    $82,882


                                                            CLASS D
                                           ------------------------------------------
                                                           YEAR ENDED
PER SHARE OPERATING                         SIX MONTHS    SEPTEMBER 30,      2/1/94**
  PERFORMANCE:                                 ENDED      ---------------       TO
                                              3/31/97     1996       1995    9/30/94
                                              -------     ----       ----    -------
Net asset value, beginning of period ...      $8.06      $7.97      $7.61      $8.42
                                             ------     ------     ------      -----
Net investment income ..................       0.17       0.34       0.34       0.22
Net realized and unrealized gain (loss)       (0.07)      0.11       0.37      (0.81)
                                             ------     ------     ------      -----
Increase (decrease) from
  investment operations ................       0.10       0.45       0.71      (0.59)
Dividends paid or declared .............      (0.17)     (0.34)     (0.34)     (0.22)
Distributions from net gain realized ...      (0.13)     (0.02)     (0.01)      --
                                             ------     ------     ------      -----
Net increase (decrease) in net asset value    (0.20)      0.09       0.36      (0.81)
                                             ------     ------     ------      -----
Net asset value, end of period .........      $7.86      $8.06      $7.97      $7.61
                                             ======     ======     ======       ====
TOTAL RETURN BASED ON
  NET ASSET VALUE:                             1.10%      5.73%      9.63%     (7.14)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........       1.72%+     1.70%       1.85%      1.74%+
Net investment income to average
  net assets ...........................       4.17%+     4.25%      4.40%      4.29%+
Portfolio turnover .....................       --        20.66%      4.13%      1.81%++
Net assets, end of period (000s omitted)     $3,216     $2,714     $1,704     $1,478

-----------------
 * During the periods stated, the Manager, at its discretion, waived portions of its fees for the Georgia, Missouri, and Oregon Series.
** Commencement of offering of Class D shares.
 + Annualized.
++ For the year ended September 30, 1994.
See notes to Financial Statements.

================================================================================
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN MUNICIPAL FUND SERIES, INC.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Series of Seligman Municipal Fund Series, Inc. as of March 31, 1997, the related statements of operations for the six months then ended and of changes in net assets for the six months then ended and for the year ended September 30, 1996, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each Series of Seligman Municipal Fund Series, Inc. as of March 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/S/ DELOITTE & TOUCHE LLP
_________________________


DELOITTE & TOUCHE LLP

New York, New York
May 2, 1997

================================================================================
Board of Directors
--------------------------------------------------------------------------------

FRED E. BROWN
Director Emeritus
Director and Consultant,
   J. & W. Seligman &Co. Incorporated

JOHN R. GALVIN 2
Dean, Fletcher School of Law
   and Diplomacy at Tufts University
Director, USLIFE Corporation

ALICE S. ILCHMAN 3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Director, NYNEX
Chairman, The Rockefeller Foundation

FRANK A. MCPHERSON 2
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

JOHN E. MEROW
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Aluminum Corporation

BETSY S. MICHEL 2
Director or Trustee, Various Organizations

WILLIAM C. MORRIS 1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

JAMES C. PITNEY 3
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm
Director, Public Service Enterprise Group

JAMES Q. RIORDAN 3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service

RONALD T. SCHROEDER 1
Managing Director,
  J. & W. Seligman & Co. Incorporated

ROBERT L. SHAFER 3
Director or Trustee,
  Various Organizations

JAMES N. WHITSON 2
Executive Vice President and Director,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, Red Man Pipe and Supply Company

BRIAN T. ZINO 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman and President, Seligman Data Corp.

----------------
Member: 1 Executive Committee
        2 Audit Committee
        3 Director Nominating Committee

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

WILLIAM C. MORRIS
Chairman

BRIAN T. ZINO
President

THOMAS G. MOLES
Vice President

LAWRENCE P. VOGEL
Vice President

THOMAS G. ROSE
Treasurer

FRANK J. NASTA
Secretary

--------------------------------------------------------------------------------

MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY  10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY  10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY  10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450   Shareholder
                 Services

(800) 622-4597   24-Hour Automated
                 Telephone Access
                 Service